AST MULTI-ASSET DIVERSIFIED PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value
Long-Term Investments — 86.1%
Affiliated Mutual Funds — 16.4%
Domestic Equity — 7.3%
AST Large-Cap Growth Portfolio*	1,446,355	$144,519,760
AST Large-Cap Value Portfolio*	2,421,652	150,069,786
AST Small-Cap Equity Portfolio*	800,883	68,891,980
		363,481,526
Fixed Income — 9.0%
AST PGIM Fixed Income Central Portfolio*	37,196,291	445,239,599
PSF PGIM High Yield Bond Portfolio*	108,665	849,759
		446,089,358
International Equity — 0.1%
PGIM Jennison Emerging Markets Equity Opportunities Fund (Class R6)	282,756	5,892,638

Total Affiliated Mutual Funds (cost $706,747,119)(wa)		815,463,522
Common Stocks — 40.2%
Aerospace & Defense — 1.4%
Airbus SE (France)	29,246	5,529,628
ATI, Inc.*	22,100	3,214,666
BAE Systems PLC (United Kingdom)	60,231	1,765,883
Boeing Co. (The)*	13,219	2,630,978
CSG NV (Czech Republic)*	22,946	619,027
Curtiss-Wright Corp.	400	272,448
Elbit Systems Ltd. (Israel) (TASE)	934	787,466
Elbit Systems Ltd. (Israel) (XNGS)	1,407	1,194,670
Embraer SA (Brazil), ADR	40,076	2,378,110
FTAI Aviation Ltd.(a)	5,500	1,347,500
General Dynamics Corp.	8,100	2,780,082
General Electric Co.	15,098	4,284,359
Howmet Aerospace, Inc.	18,300	4,217,418
L3Harris Technologies, Inc.	1,300	448,695
Leonardo SpA (Italy)	16,973	1,154,494
Lockheed Martin Corp.	1,000	604,390
MTU Aero Engines AG (Germany)	980	357,523
Northrop Grumman Corp.	7,194	4,908,035
Rheinmetall AG (Germany)	1,708	2,881,031
Rolls-Royce Holdings PLC (United Kingdom)	411,170	6,246,669
RTX Corp.	33,820	6,523,878
Saab AB (Sweden) (Class B Stock)(a)	43,965	2,877,499
Safran SA (France)	18,202	5,956,228
Singapore Technologies Engineering Ltd. (Singapore)	232,000	1,969,038
Thales SA (France)	5,135	1,505,814
Woodward, Inc.	6,408	2,293,551
		68,749,080
Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	2,005	332,971
Deutsche Post AG (Germany)	65,762	3,466,113
DSV A/S (Denmark)	2,306	556,918
FedEx Corp.	3,900	1,389,102
	Shares	Value

Common Stocks (continued)
Air Freight & Logistics (cont’d.)
United Parcel Service, Inc. (Class B Stock)	2,800	$275,464
		6,020,568
Automobile Components — 0.1%
Aisin Corp. (Japan)	20,700	291,624
Aptiv PLC*	30,800	2,138,752
Aumovio SE (Germany)*	18,283	715,982
Bridgestone Corp. (Japan)	37,000	771,016
Cie Generale des Etablissements Michelin SCA (France)	24,388	835,506
Sumitomo Electric Industries Ltd. (Japan)	21,600	1,227,314
		5,980,194
Automobiles — 0.8%
Bayerische Motoren Werke AG (Germany)	11,563	1,069,656
Ferrari NV (Italy)	1,028	348,804
Ford Motor Co.	100,900	1,164,386
General Motors Co.	61,026	4,546,437
Honda Motor Co. Ltd. (Japan)	248,900	2,014,490
Isuzu Motors Ltd. (Japan)	90,100	1,297,509
Mahindra & Mahindra Ltd. (India)	28,180	883,910
Mercedes-Benz Group AG (Germany)	45,429	2,792,198
Stellantis NV	53,270	385,013
Subaru Corp. (Japan)	43,600	702,457
Suzuki Motor Corp. (Japan)	20,800	253,525
Tesla, Inc.*	43,769	16,271,126
Toyota Motor Corp. (Japan)	264,000	5,487,860
Yamaha Motor Co. Ltd. (Japan)	16,500	119,203
		37,336,574
Banks — 3.2%
AIB Group PLC (Ireland)	372,687	3,978,476
ANZ Group Holdings Ltd. (Australia)	104,647	2,631,375
Banca Monte dei Paschi di Siena SpA (Italy)	66,795	582,822
Banco Bilbao Vizcaya Argentaria SA (Spain)	151,909	3,281,169
Banco Santander SA (Spain)	412,247	4,621,585
Bank Hapoalim BM (Israel)	82,901	1,946,930
Bank Leumi Le-Israel BM (Israel)	30,178	674,866
Bank of America Corp.	64,182	3,128,872
Barclays PLC (United Kingdom)	1,275,627	6,675,973
BNP Paribas SA (France)	72,376	6,894,800
BOC Hong Kong Holdings Ltd. (China)	233,000	1,285,462
BPER Banca SpA (Italy)	10,348	135,613
CaixaBank SA (Spain)	433,516	5,196,842
Chiba Bank Ltd. (The) (Japan)	29,300	379,276
Citigroup, Inc.	47,500	5,386,975
Citizens Financial Group, Inc.	7,000	419,790
Commerzbank AG (Germany)	3,154	115,056
Commonwealth Bank of Australia (Australia)	40,800	4,777,958
Credit Agricole SA (France)	87,784	1,638,431
Danske Bank A/S (Denmark)	39,095	1,926,703
A1

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Banks (cont’d.)
DBS Group Holdings Ltd. (Singapore)	17,510	$779,197
DNB Bank ASA (Norway)	6,966	217,957
East West Bancorp, Inc.	5,469	583,870
Fifth Third Bancorp	27,200	1,263,712
HSBC Holdings PLC (United Kingdom)	774,535	12,719,873
ING Groep NV (Netherlands)	216,264	5,613,496
Intesa Sanpaolo SpA (Italy)	286,710	1,733,989
Japan Post Bank Co. Ltd. (Japan)	58,200	949,255
JPMorgan Chase & Co.	44,451	13,075,706
KBC Group NV (Belgium)	8,463	1,035,803
Lloyds Banking Group PLC (United Kingdom)	2,185,294	2,708,530
M&T Bank Corp.(a)	8,598	1,777,379
Mitsubishi UFJ Financial Group, Inc. (Japan)	536,700	9,088,443
Mizuho Financial Group, Inc. (Japan)	45,900	1,858,205
National Australia Bank Ltd. (Australia)	57,816	1,672,367
NatWest Group PLC (United Kingdom)	382,807	2,835,814
Nordea Bank Abp (Finland)	166,279	2,863,185
NU Holdings Ltd. (Brazil) (Class A Stock)*	205,213	2,948,911
Oversea-Chinese Banking Corp. Ltd. (Singapore)	143,700	2,461,259
PNC Financial Services Group, Inc. (The)	15,610	3,248,285
Resona Holdings, Inc. (Japan)	164,800	1,879,997
Societe Generale SA (France)	26,133	1,908,151
Standard Chartered PLC (United Kingdom)	93,903	1,956,925
Sumitomo Mitsui Financial Group, Inc. (Japan)	184,500	6,066,420
Swedbank AB (Sweden) (Class A Stock)(a)	34,942	1,190,947
Truist Financial Corp.	85,051	3,909,794
U.S. Bancorp	74,664	3,883,275
UniCredit SpA (Italy)	47,328	3,395,491
Wells Fargo & Co.	107,879	8,588,247
Westpac Banking Corp. (Australia)	49,148	1,358,218
Wintrust Financial Corp.	3,100	430,714
		159,682,389
Beverages — 0.4%
Anheuser-Busch InBev SA/NV (Belgium)	30,616	2,118,202
Asahi Group Holdings Ltd. (Japan)	259,500	2,591,011
Carlsberg A/S (Denmark) (Class B Stock)	16,680	2,082,474
Coca-Cola Co. (The)	28,900	2,197,845
Coca-Cola HBC AG (Italy)*	14,782	832,658
Diageo PLC (United Kingdom)	23,815	442,893
Heineken Holding NV (Netherlands)	23,606	1,679,951
Keurig Dr. Pepper, Inc.	19,200	505,536
Kirin Holdings Co. Ltd. (Japan)	129,300	2,056,670
Monster Beverage Corp.*	32,800	2,376,688
PepsiCo, Inc.	21,812	3,387,185
		20,271,113
	Shares	Value

Common Stocks (continued)
Biotechnology — 0.7%
AbbVie, Inc.(a)	47,143	$10,253,131
Amgen, Inc.	9,073	3,192,335
Argenx SE (Netherlands)*	2,083	1,511,715
Argenx SE (Netherlands), ADR*	2,800	2,044,700
Biogen, Inc.*	4,900	898,317
CSL Ltd. (Australia)	21,390	2,100,904
Exelixis, Inc.*	7,200	308,808
Genmab A/S (Denmark)*	1,456	392,132
Gilead Sciences, Inc.	25,533	3,558,534
Incyte Corp.*	16,400	1,543,568
Neurocrine Biosciences, Inc.*	8,400	1,106,616
Regeneron Pharmaceuticals, Inc.(a)	5,441	4,203,934
Swedish Orphan Biovitrum AB (Sweden)*	7,363	308,587
United Therapeutics Corp.*	1,200	711,576
Vertex Pharmaceuticals, Inc.*	1,986	886,828
		33,021,685
Broadline Retail — 0.9%
Alibaba Group Holding Ltd. (China), ADR	13,147	1,649,422
Amazon.com, Inc.*	182,232	37,953,459
eBay, Inc.	6,600	600,732
Macy’s, Inc.	107,100	1,937,439
MercadoLibre, Inc. (Brazil)*	297	513,519
Next PLC (United Kingdom)	6,675	1,127,734
Pan Pacific International Holdings Corp. (Japan)	75,700	461,789
Prosus NV (China)*	35,998	1,666,548
Sea Ltd. (Singapore), ADR*	7,200	596,232
		46,506,874
Building Products — 0.2%
A.O. Smith Corp.	4,400	290,136
AGC, Inc. (Japan)	14,400	510,156
Assa Abloy AB (Sweden) (Class B Stock)	6,593	238,323
Belimo Holding AG (Switzerland)	340	276,131
Carrier Global Corp.	7,715	434,432
Cie de Saint-Gobain SA (France)	20,802	1,722,290
Daikin Industries Ltd. (Japan)	2,900	347,846
Geberit AG (Switzerland)	210	141,756
Johnson Controls International PLC	28,196	3,692,266
Owens Corning	2,600	281,372
Trane Technologies PLC	4,301	1,792,399
		9,727,107
Capital Markets — 1.2%
3i Group PLC (United Kingdom)	17,347	565,356
Affiliated Managers Group, Inc.(a)	2,600	719,420
Amundi SA (France), 144A	19,512	1,676,818
Banco BTG Pactual SA (Brazil), UTS	80,983	884,429
Bank of New York Mellon Corp. (The)	36,600	4,341,858
Blackrock, Inc.	2,100	2,019,591
Blackstone, Inc.	11,715	1,347,108
Charles Schwab Corp. (The)	49,800	4,680,204
Daiwa Securities Group, Inc. (Japan)	64,200	608,320

A2

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Capital Markets (cont’d.)
Deutsche Bank AG (Germany)	73,802	$2,196,354
Deutsche Boerse AG (Germany)	2,850	834,894
Futu Holdings Ltd. (Hong Kong), ADR*	10,339	1,413,962
Goldman Sachs Group, Inc. (The)	4,922	4,163,963
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	20,164	1,017,233
Houlihan Lokey, Inc.	4,128	592,863
Huatai Securities Co. Ltd. (China) (Class A Stock)	308,059	805,976
Intercontinental Exchange, Inc.	9,100	1,431,248
Julius Baer Group Ltd. (Switzerland)	5,992	440,736
London Stock Exchange Group PLC (United Kingdom)	19,959	2,356,914
Macquarie Group Ltd. (Australia)	6,616	939,848
Moody’s Corp.	1,300	567,125
Morgan Stanley	43,466	7,153,200
Morningstar, Inc.	5,100	862,155
MSCI, Inc.	3,000	1,617,030
Nomura Holdings, Inc. (Japan)	136,300	1,073,231
Northern Trust Corp.	19,200	2,679,744
Partners Group Holding AG (Switzerland)	1,134	1,222,272
S&P Global, Inc.	5,100	2,169,234
SBI Holdings, Inc. (Japan)	18,800	348,107
Singapore Exchange Ltd. (Singapore)	103,100	1,572,805
T. Rowe Price Group, Inc.(a)	9,000	811,260
UBS Group AG (Switzerland)	107,666	4,198,263
XP, Inc. (Brazil) (Class A Stock)	44,993	856,667
		58,168,188
Chemicals — 0.4%
Air Liquide SA (France)	6,453	1,333,825
Asahi Kasei Corp. (Japan)	50,100	490,202
Corteva, Inc.(a)	26,200	2,193,202
DuPont de Nemours, Inc.	27,542	1,261,424
Element Solutions, Inc.	28,400	969,576
ICL Group Ltd. (Israel)	26,325	135,869
LANXESS AG (Germany)(a)	27,369	605,103
Linde PLC	7,700	3,817,352
Mitsubishi Chemical Group Corp. (Japan)	248,700	1,453,932
Nippon Paint Holdings Co. Ltd. (Japan)	41,600	260,855
Nitto Denko Corp. (Japan)	14,000	280,059
Orica Ltd. (Australia)	72,352	1,016,876
Sherwin-Williams Co. (The)	8,200	2,628,510
Shin-Etsu Chemical Co. Ltd. (Japan)	12,700	517,129
Sika AG (Switzerland)	792	131,090
TPC Group, Inc.*	12,402	226,337
Yara International ASA (Brazil)	40,971	2,394,936
		19,716,277
Commercial Services & Supplies — 0.1%
Brambles Ltd. (Australia)	79,629	1,249,719
Dai Nippon Printing Co. Ltd. (Japan)	58,500	1,065,870
RB Global, Inc. (Canada)	5,100	488,835
Securitas AB (Sweden) (Class B Stock)	41,272	691,220
TOPPAN Holdings, Inc. (Japan)	23,200	611,893
	Shares	Value

Common Stocks (continued)
Commercial Services & Supplies (cont’d.)
Veralto Corp.	26,200	$2,316,604
		6,424,141
Communications Equipment — 0.3%
Arista Networks, Inc.*	22,300	2,737,994
Ciena Corp.*	10,100	3,921,123
Cisco Systems, Inc.	59,587	4,623,355
Lumentum Holdings, Inc.*(a)	1,700	1,194,692
Nokia OYJ (Finland)	53,591	429,908
Telefonaktiebolaget LM Ericsson (Sweden) (Class B Stock)(a)	194,020	2,211,874
		15,118,946
Construction & Engineering — 0.2%
ACS Actividades de Construccion y Servicios SA (Spain)	11,814	1,440,781
AECOM	13,700	1,162,034
API Group Corp.*(a)	17,200	696,944
Comfort Systems USA, Inc.	700	965,293
Eiffage SA (France)	5,047	774,046
HOCHTIEF AG (Germany)	3,446	1,567,487
Obayashi Corp. (Japan)	35,600	862,249
Shimizu Corp. (Japan)	6,600	118,411
Taisei Corp. (Japan)	8,600	890,975
Vinci SA (France)	17,930	2,691,280
		11,169,500
Construction Materials — 0.1%
CRH PLC (XLON)	21,524	2,251,852
CRH PLC (NYSE)	5,800	609,696
Holcim AG*	15,661	1,294,569
Vulcan Materials Co.	4,492	1,223,172
		5,379,289
Consumer Finance — 0.2%
Ally Financial, Inc.	47,800	1,875,194
American Express Co.(a)	9,246	2,796,730
Capital One Financial Corp.	5,600	1,021,608
Synchrony Financial	40,600	2,761,612
		8,455,144
Consumer Staples Distribution & Retail — 0.7%
Carrefour SA (France)	42,652	789,738
Costco Wholesale Corp.	9,000	8,967,870
Dollar General Corp.(a)	14,700	1,745,331
Dollar Tree, Inc.*	4,100	448,991
Jeronimo Martins SGPS SA (Portugal)	29,753	711,434
Koninklijke Ahold Delhaize NV (Netherlands)	54,046	2,516,879
Kroger Co. (The)	4,100	296,676
MatsukiyoCocokara & Co. (Japan)	60,200	958,163
Sysco Corp.	28,600	2,040,038
Tesco PLC (United Kingdom)	477,285	2,999,751
Walmart, Inc.	76,742	9,537,496
Woolworths Group Ltd. (Australia)	63,084	1,593,012
		32,605,379

A3

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Containers & Packaging — 0.0%
Crown Holdings, Inc.	3,144	$315,186
Smurfit Westrock PLC	9,400	374,590
		689,776
Distributors — 0.0%
LKQ Corp.(a)	28,300	831,171
Diversified Consumer Services — 0.1%
ADT, Inc.	333,300	2,189,781
Pearson PLC (United Kingdom)	38,432	506,683
		2,696,464
Diversified REITs — 0.2%
Covivio SA (France)	15,804	944,501
Essential Properties Realty Trust, Inc.(a)	146,315	4,442,124
GPT Group (The) (Australia)	280,581	887,487
Mirvac Group (Australia)	534,366	660,243
Stockland (Australia)	331,509	995,133
		7,929,488
Diversified Telecommunication Services — 0.5%
AT&T, Inc.(a)	133,094	3,858,395
Comcast Corp. (Class A Stock)	80,300	2,305,413
Deutsche Telekom AG (Germany)	180,552	6,738,791
Elisa OYJ (Finland)	13,788	671,619
HKT Trust & HKT Ltd. (Hong Kong), UTS	119,000	185,961
Koninklijke KPN NV (Netherlands)	46,318	258,159
Singapore Telecommunications Ltd. (Singapore)	75,000	288,782
Telia Co. AB (Sweden)	146,983	753,034
Telstra Group Ltd. (Australia)	873,990	3,226,430
Verizon Communications, Inc.	103,490	5,195,198
		23,481,782
Electric Utilities — 0.7%
Acciona SA (Spain)	495	130,166
American Electric Power Co., Inc.	29,700	3,893,076
Chubu Electric Power Co., Inc. (Japan)	19,000	313,251
Constellation Energy Corp.	2,700	753,975
Duke Energy Corp.(a)	10,800	1,414,152
Elia Group SA/NV (Belgium)	7,834	1,203,296
Endesa SA (Spain)	17,950	748,570
Enel SpA (Italy)	696,207	7,611,513
Entergy Corp.	11,344	1,274,612
FirstEnergy Corp.	5,300	268,498
Iberdrola SA (Spain)	103,901	2,378,727
Kansai Electric Power Co., Inc. (The) (Japan)	42,800	711,596
NextEra Energy, Inc.	59,122	5,491,251
NRG Energy, Inc.	7,800	1,139,892
Origin Energy Ltd. (Australia)	35,603	306,370
PG&E Corp.	157,300	2,763,761
Power Assets Holdings Ltd. (Hong Kong)	17,000	132,634
Southern Co. (The)	51,689	4,989,022
SSE PLC (United Kingdom)	8,750	302,475
	Shares	Value

Common Stocks (continued)
Electric Utilities (cont’d.)
Terna - Rete Elettrica Nazionale (Italy)	10,966	$125,423
		35,952,260
Electrical Equipment — 0.9%
ABB Ltd. (Switzerland)	81,329	6,612,696
AMETEK, Inc.	15,455	3,312,934
Doosan Enerbility Co. Ltd. (South Korea)*	5,536	347,871
Eaton Corp. PLC	5,606	2,005,098
Fuji Electric Co. Ltd. (Japan)	10,904	763,848
Fujikura Ltd. (Japan)	58,200	1,600,618
GE Vernova, Inc.	5,851	5,107,338
Generac Holdings, Inc.*	1,465	286,158
HD Hyundai Electric Co. Ltd. (South Korea)	1,426	808,097
Legrand SA (France)	10,989	1,707,192
Mitsubishi Electric Corp. (Japan)	91,600	2,995,970
NIDEC Corp. (Japan)	7,800	99,046
nVent Electric PLC	23,200	2,744,096
Prysmian SpA (Italy)	4,631	546,880
Rockwell Automation, Inc.	4,993	1,791,888
Schneider Electric SE	17,626	4,800,998
Siemens Energy AG (Germany)	43,575	7,514,490
Vertiv Holdings Co. (Class A Stock)	3,500	877,030
Vestas Wind Systems A/S (Denmark)	32,643	984,870
		44,907,118
Electronic Equipment, Instruments & Components — 0.3%
Amphenol Corp. (Class A Stock)	29,130	3,680,576
Avnet, Inc.	7,800	480,636
CDW Corp.	3,600	435,672
Cognex Corp.	6,900	338,031
Coherent Corp.*	2,000	476,420
Corning, Inc.	4,155	564,955
Delta Electronics, Inc. (Taiwan)	23,473	1,058,406
Elite Material Co. Ltd. (Taiwan)	14,637	1,249,216
Halma PLC (United Kingdom)	17,853	911,052
Ibiden Co. Ltd. (Japan)	4,400	220,178
Keyence Corp. (Japan)	1,700	605,043
Keysight Technologies, Inc.*	10,900	3,077,833
Kyocera Corp. (Japan)	89,600	1,373,886
Littelfuse, Inc.	1,300	441,155
Murata Manufacturing Co. Ltd. (Japan)	28,800	646,192
TDK Corp. (Japan)	41,100	533,900
Teledyne Technologies, Inc.*	481	291,010
		16,384,161
Energy Equipment & Services — 0.1%
Baker Hughes Co.	34,339	2,096,396
TechnipFMC PLC (United Kingdom)	9,299	642,840
Tenaris SA	40,832	1,193,614
Weatherford International PLC	26,400	2,496,912
		6,429,762
Entertainment — 0.4%
Netflix, Inc.*	69,100	6,643,965
Nexon Co. Ltd. (Japan)	24,000	452,081

A4

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Entertainment (cont’d.)
Nintendo Co. Ltd. (Japan)	41,143	$2,348,675
Roku, Inc.*	2,700	255,474
Spotify Technology SA*	4,772	2,313,990
Take-Two Interactive Software, Inc.*	1,300	256,750
Walt Disney Co. (The)	83,803	8,076,933
		20,347,868
Financial Services — 0.8%
Banca Mediolanum SpA (Italy)	33,319	675,083
Berkshire Hathaway, Inc. (Class B Stock)*	23,400	11,213,280
Edenred SE (France)	10,902	217,156
Fidelity National Information Services, Inc.	55,900	2,622,269
Fiserv, Inc.*	23,900	1,333,620
Global Payments, Inc.	10,600	713,380
Industrivarden AB (Sweden) (Class A Stock)	2,905	144,687
Industrivarden AB (Sweden) (Class C Stock)(a)	29,550	1,464,756
Investor AB (Sweden) (Class B Stock)	52,712	1,996,453
Mastercard, Inc. (Class A Stock)	24,088	12,035,810
ORIX Corp. (Japan)	57,600	1,709,070
Visa, Inc. (Class A Stock)	24,146	7,297,887
		41,423,451
Food Products — 0.4%
Associated British Foods PLC (United Kingdom)	6,426	160,858
Conagra Brands, Inc.	62,900	988,788
Darling Ingredients, Inc.*	10,200	630,870
General Mills, Inc.	42,900	1,596,738
Ingredion, Inc.	9,000	1,013,940
Lamb Weston Holdings, Inc.	6,400	270,464
Lotus Bakeries NV (Belgium)	22	248,397
Magnum Ice Cream Co. NV (The) (Netherlands)*	9,735	143,258
Mondelez International, Inc. (Class A Stock)	14,782	852,034
Nestle SA	68,596	6,728,654
Orkla ASA (Norway)	85,007	1,069,782
Smithfield Foods, Inc.	62,900	1,759,313
WH Group Ltd. (Hong Kong), 144A	1,441,500	1,894,761
Yamazaki Baking Co. Ltd. (Japan)	50,200	1,122,123
		18,479,980
Gas Utilities — 0.1%
Naturgy Energy Group SA (Spain)	63,789	1,914,971
Osaka Gas Co. Ltd. (Japan)	30,900	1,251,590
Snam SpA (Italy)	279,115	2,114,418
Tokyo Gas Co. Ltd. (Japan)	5,800	273,157
		5,554,136
Ground Transportation — 0.2%
Canadian National Railway Co. (Canada)	10,353	1,065,590
Central Japan Railway Co. (Japan)	9,600	249,612
	Shares	Value

Common Stocks (continued)
Ground Transportation (cont’d.)
CSX Corp.	61,100	$2,508,155
Uber Technologies, Inc.*	69,129	4,972,449
Union Pacific Corp.(a)	5,029	1,220,136
West Japan Railway Co. (Japan)	40,800	807,861
		10,823,803
Health Care Equipment & Supplies — 0.6%
Abbott Laboratories	22,800	2,340,876
Alcon AG	3,864	292,081
Boston Scientific Corp.*	36,743	2,305,623
Coloplast A/S (Denmark) (Class B Stock)	2,286	155,720
Edwards Lifesciences Corp.*	13,738	1,100,139
EssilorLuxottica SA (France)	5,630	1,311,931
Fisher & Paykel Healthcare Corp. Ltd. (New Zealand)	58,183	1,261,610
GE HealthCare Technologies, Inc.	4,166	296,536
Globus Medical, Inc. (Class A Stock)*	6,400	551,424
Hoya Corp. (Japan)	29,400	5,096,797
IDEXX Laboratories, Inc.*	1,700	955,213
Insulet Corp.*	1,400	293,776
Intuitive Surgical, Inc.*	6,900	3,180,831
Medtronic PLC	60,425	5,235,826
Olympus Corp. (Japan)	14,400	137,194
Smith & Nephew PLC (United Kingdom)	16,504	261,490
Solventum Corp.*	5,000	326,500
Sonova Holding AG (Switzerland)	1,716	391,271
STERIS PLC	1,200	265,356
Stryker Corp.	5,354	1,759,271
Sysmex Corp. (Japan)	33,100	288,661
Terumo Corp. (Japan)	79,100	1,062,689
		28,870,815
Health Care Providers & Services — 0.4%
Cardinal Health, Inc.	13,800	2,916,078
Cencora, Inc.	3,140	986,399
Centene Corp.*	36,400	1,191,736
Cigna Group (The)	3,800	1,013,650
CVS Health Corp.	47,800	3,432,996
Encompass Health Corp.	3,242	313,599
Fresenius Medical Care AG (Germany)	31,695	1,436,339
Fresenius SE & Co. KGaA (Germany)	20,491	1,063,396
McKesson Corp.	2,500	2,163,400
Sonic Healthcare Ltd. (Australia)	9,410	133,705
Tenet Healthcare Corp.*	4,800	905,808
UnitedHealth Group, Inc.	15,198	4,112,427
		19,669,533
Health Care REITs — 0.5%
American Healthcare REIT, Inc.(a)	110,939	5,231,883
Healthcare Realty Trust, Inc.	23,800	404,362
Janus Living, Inc. (Class A Stock)*(a)	92,563	2,181,710
National Health Investors, Inc.(a)	33,150	2,680,509
Ventas, Inc.	13,000	1,063,140
Welltower, Inc.	79,225	15,663,575
		27,225,179

A5

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Health Care Technology — 0.0%
M3, Inc. (Japan)	16,000	$164,230
Veeva Systems, Inc. (Class A Stock)*	1,500	263,490
		427,720
Hotel & Resort REITs — 0.1%
Host Hotels & Resorts, Inc.	106,700	2,044,372
Ryman Hospitality Properties, Inc.	12,022	1,109,270
Sunstone Hotel Investors, Inc.(a)	168,548	1,518,617
		4,672,259
Hotels, Restaurants & Leisure — 0.6%
Amadeus IT Group SA (Spain)	10,240	585,531
Aramark	38,600	1,564,844
Aristocrat Leisure Ltd. (Australia)	30,823	979,717
Booking Holdings, Inc.	1,100	4,631,352
Chipotle Mexican Grill, Inc.*	39,891	1,276,911
Compass Group PLC (United Kingdom)	107,416	2,997,006
Domino’s Pizza, Inc.	3,693	1,325,012
DoorDash, Inc. (Class A Stock)*	3,199	480,330
Evolution AB (Sweden), 144A	3,553	223,301
Expedia Group, Inc.	7,100	1,639,319
Galaxy Entertainment Group Ltd. (Macau)	109,000	492,668
InterContinental Hotels Group PLC	1,122	147,964
Las Vegas Sands Corp.	7,200	387,936
Lottery Corp. Ltd. (The) (Australia)	131,338	490,488
Marriott International, Inc. (Class A Stock)	1,387	453,646
McDonald’s Corp.	20,275	6,301,267
Royal Caribbean Cruises Ltd.	1,400	385,252
Sodexo SA (France)	7,810	400,903
Viking Holdings Ltd.*	34,000	2,498,320
		27,261,767
Household Durables — 0.2%
Cairn Homes PLC (Ireland)	416,581	1,024,399
Lennar Corp. (Class A Stock)	14,000	1,215,760
Panasonic Holdings Corp. (Japan)	74,200	1,244,435
Sekisui House Ltd. (Japan)	5,600	125,480
Sony Group Corp. (Japan)	190,400	3,968,457
Toll Brothers, Inc.	15,814	2,158,137
		9,736,668
Household Products — 0.2%
Church & Dwight Co., Inc.	2,700	251,964
Colgate-Palmolive Co.(a)	24,700	2,105,181
Essity AB (Sweden) (Class B Stock)	13,326	343,449
Henkel AG & Co. KGaA (Germany)	2,693	193,439
Procter & Gamble Co. (The)	26,200	3,784,328
Reckitt Benckiser Group PLC (United Kingdom)	23,408	1,573,962
		8,252,323
Independent Power & Renewable Electricity Producers — 0.0%
RWE AG (Germany)	28,444	1,913,680
	Shares	Value

Common Stocks (continued)
Industrial Conglomerates — 0.3%
3M Co.	5,500	$798,765
CK Hutchison Holdings Ltd. (United Kingdom)	166,500	1,278,058
Hitachi Ltd. (Japan)	110,400	3,238,638
Honeywell International, Inc.	11,800	2,667,154
Jardine Matheson Holdings Ltd. (Indonesia)	6,900	495,994
Keppel Ltd. (Singapore)	42,900	395,205
Siemens AG (Germany)	22,230	5,415,986
Swire Pacific Ltd. (Hong Kong) (Class A Stock)	10,000	109,298
		14,399,098
Industrial REITs — 0.5%
First Industrial Realty Trust, Inc.	66,387	3,840,488
LXP Industrial Trust	21,661	1,002,038
Prologis, Inc.	145,898	19,284,798
Segro PLC (United Kingdom)	112,109	961,061
		25,088,385
Insurance — 1.3%
Admiral Group PLC (United Kingdom)	10,903	456,026
Aegon Ltd.	241,686	1,767,504
Ageas SA/NV (Belgium)	12,308	906,028
AIA Group Ltd. (Hong Kong)	300,800	3,342,287
Allianz SE (Germany)	9,314	3,933,476
Allstate Corp. (The)	13,700	2,840,558
American International Group, Inc.	25,800	1,941,450
Aon PLC (Class A Stock)	6,000	1,936,680
Arthur J. Gallagher & Co.(a)	9,074	1,965,247
ASR Nederland NV (Netherlands)	29,920	2,059,898
Assurant, Inc.	4,700	1,023,707
AXA SA (France)	170,845	7,850,595
Chubb Ltd.	9,851	3,210,736
Daiichi Life Group, Inc. (Japan)	51,700	476,777
Kemper Corp.	15,000	458,400
Markel Group, Inc.*(a)	334	639,299
Marsh & McLennan Cos., Inc.	21,000	3,642,450
MetLife, Inc.	59,738	4,224,671
MS&AD Insurance Group Holdings, Inc. (Japan)	36,800	960,317
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	5,838	3,686,938
NN Group NV (Netherlands)	20,999	1,639,936
Phoenix Financial Ltd. (Israel)	8,372	447,015
Progressive Corp. (The)	12,920	2,561,261
Prudential PLC (Hong Kong)	144,001	2,002,063
QBE Insurance Group Ltd. (Australia)	260,974	3,851,131
RenaissanceRe Holdings Ltd. (Bermuda)	2,142	636,667
Sompo Holdings, Inc. (Japan)	3,600	140,142
Standard Life PLC (United Kingdom)	46,904	424,787
Suncorp Group Ltd. (Australia)	9,762	109,556
Swiss Re AG	7,345	1,233,793
Talanx AG (Germany)	11,532	1,430,972
Tokio Marine Holdings, Inc. (Japan)	35,700	1,675,793

A6

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Unipol Assicurazioni SpA (Italy)	52,781	$1,226,112
Zurich Insurance Group AG (Switzerland)	3,193	2,256,872
		66,959,144
Interactive Media & Services — 1.8%
Alphabet, Inc. (Class A Stock)	135,631	39,002,050
Alphabet, Inc. (Class C Stock)	72,300	20,739,978
Diamond Sports Group LLC*(x)	13,139	2,470
LY Corp. (Japan)	364,900	879,823
Meta Platforms, Inc. (Class A Stock)	43,534	24,907,107
Scout24 SE (Germany), 144A	7,083	546,513
Tencent Holdings Ltd. (China)	19,826	1,250,473
		87,328,414
IT Services — 0.4%
Accenture PLC (Class A Stock)	20,400	4,045,116
Capgemini SE (France)	12,407	1,464,007
Cognizant Technology Solutions Corp. (Class A Stock)	43,300	2,656,455
Fujitsu Ltd. (Japan)	44,200	903,919
GoDaddy, Inc. (Class A Stock)*	12,800	1,058,176
International Business Machines Corp.	10,292	2,494,678
MongoDB, Inc.*	1,900	465,063
NEC Corp. (Japan)	49,200	1,224,248
Nomura Research Institute Ltd. (Japan)	17,900	489,881
Obic Co. Ltd. (Japan)	24,700	599,505
Otsuka Corp. (Japan)	47,500	909,373
Shopify, Inc. (Canada) (Class A Stock)*	12,440	1,475,633
TIS, Inc. (Japan)	34,800	744,074
		18,530,128
Leisure Products — 0.0%
Bandai Namco Holdings, Inc. (Japan)	21,900	540,282
Hasbro, Inc.	6,200	580,320
		1,120,602
Life Sciences Tools & Services — 0.2%
Agilent Technologies, Inc.	2,400	273,552
Danaher Corp.	21,000	3,981,600
Eurofins Scientific SE (Luxembourg)	4,925	359,372
Lonza Group AG (Switzerland)	675	433,025
Thermo Fisher Scientific, Inc.	5,500	2,703,415
West Pharmaceutical Services, Inc.	4,000	1,002,560
		8,753,524
Machinery — 0.9%
Alstom SA (France)*	80,786	2,310,337
Atlas Copco AB (Sweden) (Class A Stock)	24,092	425,147
Atlas Copco AB (Sweden) (Class B Stock)	43,291	676,736
Caterpillar, Inc.	9,300	6,588,678
Crane Co.	11,800	2,017,800
Cummins, Inc.	5,400	2,905,308
Daifuku Co. Ltd. (Japan)	15,800	557,883
Daimler Truck Holding AG (Germany)	2,892	142,419
	Shares	Value

Common Stocks (continued)
Machinery (cont’d.)
Deere & Co.	3,950	$2,225,035
Ebara Corp. (Japan)	5,400	152,864
Epiroc AB (Sweden) (Class A Stock)	10,275	252,938
Epiroc AB (Sweden) (Class B Stock)	10,301	220,664
FANUC Corp. (Japan)	21,400	745,939
HD Hyundai Heavy Industries Co. Ltd. (South Korea)	1,228	393,353
IHI Corp. (Japan)	13,100	270,292
Kone OYJ (Finland) (Class B Stock)	2,192	139,939
Kubota Corp. (Japan)	72,700	1,165,031
Lincoln Electric Holdings, Inc.	5,900	1,469,572
Makita Corp. (Japan)	17,700	581,735
Metso OYJ (Finland)	85,913	1,488,898
MINEBEA MITSUMI, Inc. (Japan)	67,100	1,114,201
Mitsubishi Heavy Industries Ltd. (Japan)	95,300	2,618,526
Nordson Corp.	2,278	606,085
Otis Worldwide Corp.	5,000	385,400
Parker-Hannifin Corp.	5,387	4,822,658
Sandvik AB (Sweden)	83,788	3,220,966
Schindler Holding AG (Switzerland)	920	289,756
SMC Corp. (Japan)	2,700	1,061,905
Toro Co. (The)	9,200	859,648
VAT Group AG (Switzerland), 144A	1,216	758,592
Volvo AB (Sweden) (Class B Stock)	6,441	211,776
Wartsila OYJ Abp (Finland)	45,658	1,700,669
Xylem, Inc.	9,271	1,107,884
Yangzijiang Shipbuilding Holdings Ltd. (China)	300,100	891,414
		44,380,048
Marine Transportation — 0.1%
AP Moller - Maersk A/S (Class A Stock)	78	190,985
AP Moller - Maersk A/S (Class B Stock)(a)	129	322,227
Nippon Yusen KK (Japan)(a)	18,300	672,246
SITC International Holdings Co. Ltd. (China)	303,000	1,326,693
		2,512,151
Media — 0.1%
Fox Corp. (Class A Stock)	12,300	718,320
Fox Corp. (Class B Stock)	5,400	286,740
Publicis Groupe SA (France)	13,733	1,136,674
Sirius XM Holdings, Inc.	35,100	810,108
Versant Media Group, Inc.*	40,800	1,510,416
WPP PLC (United Kingdom)	30,380	95,012
		4,557,270
Metals & Mining — 0.8%
Agnico Eagle Mines Ltd. (Canada)(a)	5,329	1,081,680
Anglo American PLC (South Africa)	14,229	610,931
Antofagasta PLC (Chile)	25,335	1,136,135
ArcelorMittal SA (Luxembourg)	12,081	626,539
BHP Group Ltd. (Australia)	169,653	6,138,473
Boliden AB (Sweden)*	12,789	670,423

A7

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
CMOC Group Ltd. (China) (Class H Stock)	381,148	$801,615
Endeavour Mining PLC (Ivory Coast) (TSX)	10,731	643,428
Endeavour Mining PLC (Ivory Coast) (XLON)	4,267	257,086
Evolution Mining Ltd. (Australia)	152,210	1,370,607
Fortescue Ltd. (Australia)	108,479	1,550,122
Freeport-McMoRan, Inc.	54,800	3,221,144
Fresnillo PLC (Mexico)	20,773	920,784
Glencore PLC (Australia)*	636,154	4,818,150
JFE Holdings, Inc. (Japan)	41,400	484,681
JX Advanced Metals Corp. (Japan)	53,000	1,174,682
Lynas Rare Earths Ltd. (Australia)*	55,322	751,133
Newmont Corp.	19,500	2,110,875
Nippon Steel Corp. (Japan)	58,100	214,246
Northern Star Resources Ltd. (Australia)	33,652	489,192
Nucor Corp.	13,800	2,333,580
Rio Tinto Ltd. (Australia)	10,725	1,218,506
Rio Tinto PLC (Australia)	40,943	3,798,434
South32 Ltd. (Australia)	110,816	335,551
Sumitomo Metal Mining Co. Ltd. (Japan)	4,300	250,274
Vale SA (Brazil), ADR	66,124	1,052,033
Valterra Platinum Ltd. (South Africa)	1,342	110,265
		38,170,569
Multi-Utilities — 0.3%
CenterPoint Energy, Inc.	15,596	673,123
CMS Energy Corp.	3,600	279,288
DTE Energy Co.	8,400	1,228,248
E.ON SE (Germany)	169,020	3,701,786
Engie SA (France)	104,250	3,359,712
National Grid PLC (United Kingdom)	97,320	1,642,771
NiSource, Inc.	14,119	658,793
Sempra	30,800	2,992,836
		14,536,557
Office REITs — 0.1%
BXP, Inc.(a)	37,390	1,940,541
Gecina SA (France)	6,417	506,310
Piedmont Realty Trust, Inc.	206,601	1,357,368
SL Green Realty Corp.(a)	33,684	1,244,287
		5,048,506
Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA (Norway)	13,398	495,310
Antero Midstream Corp.	81,600	1,860,480
BP PLC	325,013	2,543,813
Cameco Corp. (Canada)(a)	7,241	786,445
Cenovus Energy, Inc. (Canada)	114,640	3,042,563
Cheniere Energy, Inc.	5,597	1,588,205
Chevron Corp.	26,900	5,565,610
ConocoPhillips	48,653	6,422,196
Devon Energy Corp.	58,400	2,938,688
Diamondback Energy, Inc.	8,800	1,740,552
	Shares	Value

Common Stocks (continued)
Oil, Gas & Consumable Fuels (cont’d.)
ENEOS Holdings, Inc. (Japan)	259,000	$2,333,625
Eni SpA (Italy)	100,915	2,869,396
EQT Corp.	5,629	358,229
Expand Energy Corp.	7,084	777,681
Exxon Mobil Corp.	71,942	12,205,680
Galp Energia SGPS SA (Portugal)	56,853	1,363,198
Idemitsu Kosan Co. Ltd. (Japan)	73,200	718,642
Inpex Corp. (Japan)	31,000	916,964
Marathon Petroleum Corp.	3,800	927,884
Neste OYJ (Finland)	9,108	295,988
Phillips 66	14,200	2,586,956
Repsol SA (Spain)	18,701	526,405
Shell PLC	280,323	12,983,171
Shell PLC, ADR(a)	41,531	3,862,383
TotalEnergies SE (France)	60,135	5,518,838
Valero Energy Corp.	3,170	783,244
Williams Cos., Inc. (The)	40,749	2,965,712
Woodside Energy Group Ltd. (Australia)	48,553	1,152,528
		80,130,386
Passenger Airlines — 0.1%
Delta Air Lines, Inc.	22,800	1,515,744
Deutsche Lufthansa AG (Germany)	65,152	554,820
International Consolidated Airlines Group SA (United Kingdom)	141,860	673,312
Japan Airlines Co. Ltd. (Japan)	24,000	391,834
Qantas Airways Ltd. (Australia)	273,578	1,607,066
Ryanair Holdings PLC (Italy)	15,724	442,660
United Airlines Holdings, Inc.*(a)	13,300	1,224,531
		6,409,967
Personal Care Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	4,602	330,286
Kao Corp. (Japan)	14,400	562,738
L’Oreal SA (France)	9,255	3,778,728
Shiseido Co. Ltd. (Japan)	43,500	888,715
Unilever PLC (United Kingdom) (XLON)	33,071	1,815,578
Unilever PLC (United Kingdom) (XAMS)	34,211	1,931,540
Unilever PLC (United Kingdom), ADR	4,707	268,158
		9,575,743
Pharmaceuticals — 1.9%
Astellas Pharma, Inc. (Japan)	127,600	2,080,112
AstraZeneca PLC (United Kingdom)	53,720	10,504,409
Bayer AG (Germany)	46,709	2,161,610
Bristol-Myers Squibb Co.	20,100	1,219,065
Chugai Pharmaceutical Co. Ltd. (Japan)	14,200	783,108
Daiichi Sankyo Co. Ltd. (Japan)	32,500	581,447
Elanco Animal Health, Inc.*	11,797	282,302
Eli Lilly & Co.	17,335	15,944,213
Galderma Group AG (Switzerland)	18,412	3,618,580
GSK PLC	107,708	2,966,868

A8

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Haleon PLC	218,664	$1,082,167
Hikma Pharmaceuticals PLC (United Kingdom)	5,055	84,903
Ipsen SA (France)	6,822	1,274,920
Johnson & Johnson	39,600	9,679,824
Kyowa Kirin Co. Ltd. (Japan)	14,400	235,671
Merck & Co., Inc.	35,497	4,269,934
Novartis AG	52,811	8,106,195
Novo Nordisk A/S (Denmark) (Class B Stock)	92,764	3,394,652
Orion OYJ (Finland) (Class B Stock)	12,203	986,326
Otsuka Holdings Co. Ltd. (Japan)	2,300	163,233
Pfizer, Inc.	107,900	3,029,832
Roche Holding AG	21,132	8,433,588
Sandoz Group AG (Switzerland)	14,084	1,103,494
Sanofi SA	63,212	6,104,372
Shionogi & Co. Ltd. (Japan)	37,000	818,475
Takeda Pharmaceutical Co. Ltd. (Japan)	58,200	2,143,383
Teva Pharmaceutical Industries Ltd. (Israel), ADR*	15,400	463,848
UCB SA (Belgium)	8,535	2,571,568
		94,088,099
Professional Services — 0.2%
Clarivate PLC*(a)	795,000	2,011,350
Computershare Ltd. (Australia)	32,863	648,139
Concentrix Corp.(a)	31,200	853,632
Genpact Ltd.	11,600	432,100
Jacobs Solutions, Inc.	9,400	1,196,432
ManpowerGroup, Inc.	15,200	447,792
Recruit Holdings Co. Ltd. (Japan)	37,100	1,616,446
RELX PLC (United Kingdom)	19,165	627,891
SGS SA (Switzerland)	1,840	193,916
Teleperformance SE (France)	12,721	747,522
		8,775,220
Real Estate Management & Development — 0.2%
CBRE Group, Inc. (Class A Stock)*	2,400	325,104
CK Asset Holdings Ltd. (Hong Kong)	42,000	240,315
Daito Trust Construction Co. Ltd. (Japan)	37,400	876,439
Daiwa House Industry Co. Ltd. (Japan)	41,800	1,311,390
Jones Lang LaSalle, Inc.*	7,600	2,312,832
LEG Immobilien SE (Germany)	14,485	946,186
Mitsubishi Estate Co. Ltd. (Japan)	4,800	133,231
Mitsui Fudosan Co. Ltd. (Japan)	46,000	490,380
Sun Hung Kai Properties Ltd. (Hong Kong)	31,500	524,501
Swiss Prime Site AG (Switzerland)	1,586	268,539
Vonovia SE (Germany)	57,125	1,428,835
		8,857,752
Residential REITs — 0.2%
AvalonBay Communities, Inc.	3,402	555,717
Camden Property Trust	7,850	766,631
Equity Residential	74,593	4,412,176
	Shares	Value

Common Stocks (continued)
Residential REITs (cont’d.)
Independence Realty Trust, Inc.(a)	211,957	$3,156,040
Mid-America Apartment Communities, Inc.	7,128	870,471
Sun Communities, Inc.	1,141	143,720
UDR, Inc.	65,594	2,215,765
		12,120,520
Retail REITs — 0.6%
Acadia Realty Trust	55,234	1,056,074
Agree Realty Corp.(a)	59,693	4,499,658
Curbline Properties Corp.	108,944	2,809,666
FrontView REIT, Inc.	54,727	846,627
Kite Realty Group Trust(a)	39,922	980,085
Klepierre SA (France)	28,513	1,070,440
NETSTREIT Corp.(a)	92,430	1,740,457
NNN REIT, Inc.	58,310	2,450,769
Realty Income Corp.(a)	37,182	2,274,795
Regency Centers Corp.	34,914	2,641,593
Scentre Group (Australia)	237,531	548,062
Simon Property Group, Inc.	40,983	7,644,559
Unibail-Rodamco-Westfield (France)	5,077	560,123
Vicinity Ltd. (Australia)	359,680	586,779
		29,709,687
Semiconductors & Semiconductor Equipment — 4.0%
Advanced Micro Devices, Inc.*	17,466	3,553,108
Advantest Corp. (Japan)	45,202	6,238,178
Analog Devices, Inc.	12,774	4,063,920
Applied Materials, Inc.	10,979	3,752,512
ASM International NV (Netherlands)	4,748	3,598,760
ASML Holding NV (Netherlands) (XAMS)	10,719	14,253,662
ASML Holding NV (Netherlands) (XNGS)	3,398	4,488,180
BE Semiconductor Industries NV (Netherlands)	1,400	299,871
Broadcom, Inc.	96,216	29,779,814
Disco Corp. (Japan)	2,000	815,167
Infineon Technologies AG (Germany)	22,777	1,033,304
Intel Corp.*	32,100	1,416,573
Jentech Precision Industrial Co. Ltd. (Taiwan)	2,155	270,967
Kioxia Holdings Corp. (Japan)*	10,700	1,397,421
KLA Corp.	1,594	2,347,022
Lam Research Corp.	40,117	8,571,398
Lasertec Corp. (Japan)	1,200	267,088
Marvell Technology, Inc.	17,600	1,743,280
Microchip Technology, Inc.	24,200	1,563,562
Micron Technology, Inc.	28,002	9,460,196
Nova Ltd. (Israel)*	1,223	540,087
NVIDIA Corp.	460,893	80,379,739
NXP Semiconductors NV (Netherlands)(a)	9,344	1,839,460
QUALCOMM, Inc.	11,200	1,442,336
Renesas Electronics Corp. (Japan)	60,700	867,842
SK hynix, Inc. (South Korea)	5,439	3,085,899
STMicroelectronics NV (Singapore)	42,904	1,459,964

A9

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan), ADR	22,427	$7,579,205
Teradyne, Inc.	7,000	2,075,220
Texas Instruments, Inc.	2,300	446,522
Tokyo Electron Ltd. (Japan)	10,900	2,708,115
		201,338,372
Software — 1.8%
Adobe, Inc.*	14,700	3,573,276
AppLovin Corp. (Class A Stock)*	3,642	1,449,516
Autodesk, Inc.*	13,400	3,207,960
Check Point Software Technologies Ltd. (Israel)*(a)	7,700	1,099,945
Circle Internet Group, Inc.*	3,400	324,394
Fortinet, Inc.*(a)	19,800	1,618,056
Gen Digital, Inc.(a)	54,900	1,033,767
Intuit, Inc.(a)	8,800	3,804,944
Microsoft Corp.	143,793	53,227,855
Nebius Group NV (Netherlands)*	7,742	803,310
Nice Ltd. (Israel)*	3,261	360,042
Oracle Corp.	27,710	4,076,418
Oracle Corp. (Japan)	1,400	76,221
Palantir Technologies, Inc. (Class A Stock)*	18,500	2,706,180
Roper Technologies, Inc.	3,500	1,238,510
Sage Group PLC (The) (United Kingdom)	10,478	117,410
Salesforce, Inc.(a)	15,500	2,893,385
SAP SE (Germany)	25,468	4,341,852
ServiceNow, Inc.*	20,705	2,164,708
Trend Micro, Inc. (Japan)	17,700	590,057
Zoom Communications, Inc.*	34,400	2,765,416
		91,473,222
Specialized REITs — 0.7%
American Tower Corp.	16,400	2,830,312
Digital Realty Trust, Inc.	31,262	5,633,725
Equinix, Inc.	10,228	10,025,895
Extra Space Storage, Inc.	36,409	4,774,312
Gaming & Leisure Properties, Inc.	16,718	741,778
Iron Mountain, Inc.	69,300	7,078,302
Public Storage(a)	3,000	812,640
Smartstop Self Storage REIT, Inc.(a)	73,915	2,238,146
VICI Properties, Inc.	95,400	2,606,328
		36,741,438
Specialty Retail — 0.6%
AutoNation, Inc.*	10,000	1,952,600
AutoZone, Inc.*	346	1,168,712
Avolta AG (Switzerland)*	4,600	275,799
Best Buy Co., Inc.	10,000	642,000
Fast Retailing Co. Ltd. (Japan)	4,600	1,817,490
Five Below, Inc.*	6,182	1,412,463
H & M Hennes & Mauritz AB (Sweden) (Class B Stock)	8,229	153,955
Home Depot, Inc. (The)	9,100	2,992,899
Industria de Diseno Textil SA (Spain)	75,723	4,407,744
	Shares	Value

Common Stocks (continued)
Specialty Retail (cont’d.)
JD Sports Fashion PLC (United Kingdom)	418,425	$396,859
Kingfisher PLC (United Kingdom)	403,731	1,535,122
Lowe’s Cos., Inc.(a)	22,543	5,326,460
Ross Stores, Inc.	17,327	3,753,548
TJX Cos., Inc. (The)	18,769	2,997,409
Ulta Beauty, Inc.*(a)	1,300	679,523
		29,512,583
Technology Hardware, Storage & Peripherals — 1.7%
Apple, Inc.	290,725	73,783,098
Canon, Inc. (Japan)	27,300	757,503
Dell Technologies, Inc. (Class C Stock)(a)	7,160	1,175,171
FUJIFILM Holdings Corp. (Japan)	23,000	438,280
Logitech International SA (Switzerland)	11,917	1,106,667
Samsung Electronics Co. Ltd. (South Korea)	24,384	2,851,986
Sandisk Corp.*	3,200	2,033,088
Western Digital Corp.	15,270	4,130,382
		86,276,175
Textiles, Apparel & Luxury Goods — 0.4%
Asics Corp. (Japan)	103,600	2,785,298
Brunello Cucinelli SpA (Italy)(a)	16,863	1,473,728
Cie Financiere Richemont SA (Switzerland) (Class A Stock)	34,585	6,106,540
Deckers Outdoor Corp.*	5,300	530,477
Hermes International SCA (France)	1,050	1,989,069
LVMH Moet Hennessy Louis Vuitton SE (France)	5,673	3,101,143
Moncler SpA (Italy)	20,075	1,208,687
Pandora A/S (Denmark)	5,025	359,157
Ralph Lauren Corp.	7,084	2,436,825
Tapestry, Inc.(a)	4,500	634,995
		20,625,919
Tobacco — 0.2%
British American Tobacco PLC (United Kingdom)	57,205	3,321,255
Imperial Brands PLC (United Kingdom)	83,849	3,399,894
Japan Tobacco, Inc. (Japan)	20,300	778,787
Philip Morris International, Inc.	25,100	4,150,034
		11,649,970
Trading Companies & Distributors — 0.4%
AerCap Holdings NV (Ireland)	12,500	1,714,750
Applied Industrial Technologies, Inc.	1,000	265,320
Bunzl PLC (United Kingdom)	15,061	453,418
Ferguson Enterprises, Inc.	5,150	1,199,167
ITOCHU Corp. (Japan)	211,300	2,687,840
Marubeni Corp. (Japan)	33,900	1,240,128
Mitsubishi Corp. (Japan)	170,600	5,852,598
Mitsui & Co. Ltd. (Japan)	66,100	2,554,942
Sumitomo Corp. (Japan)	23,500	879,348
Sunbelt Rentals Holdings, Inc.	10,153	647,674
Toyota Tsusho Corp. (Japan)	13,600	527,092

A10

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
	Shares	Value

Common Stocks (continued)
Trading Companies & Distributors (cont’d.)
United Rentals, Inc.	1,410	$1,027,270
W.W. Grainger, Inc.	1,200	1,308,972
WESCO International, Inc.(a)	2,000	547,240
		20,905,759
Transportation Infrastructure — 0.1%
Aena SME SA (Spain), 144A	48,210	1,426,313
Transurban Group (Australia), UTS	93,751	914,526
		2,340,839
Wireless Telecommunication Services — 0.2%
Airtel Africa PLC (Nigeria), 144A	263,429	1,214,761
KDDI Corp. (Japan)	71,500	1,217,411
SoftBank Group Corp. (Japan)	166,541	4,055,232
Tele2 AB (Sweden) (Class B Stock)	41,471	858,345
Vodafone Group PLC (United Kingdom)	2,396,848	3,615,291
		10,961,040

Total Common Stocks (cost $1,709,396,513)		2,001,170,699
Preferred Stocks — 0.1%
Automobiles — 0.0%
Bayerische Motoren Werke AG (Germany) (PRFC)	2,309	212,549
Porsche Automobil Holding SE (Germany) (PRFC)	4,432	162,288
Volkswagen AG (Germany) (PRFC)	5,502	562,813
		937,650
Capital Markets — 0.0%
State Street Corp., 5.350%(ff), Series G, Maturing 06/15/26(oo)	15,000	324,300
Household Products — 0.0%
Henkel AG & Co. KGaA (Germany) (PRFC)	20,063	1,549,850
Life Sciences Tools & Services — 0.1%
Sartorius AG (Germany) (PRFC)(a)	7,591	1,899,395

Total Preferred Stocks (cost $4,946,975)		4,711,195
Unaffiliated Exchange-Traded Funds — 11.7%
Dimensional Core Fixed Income ETF	472,000	19,927,840
Dimensional International Core Equity Market ETF	2,148,500	83,705,560
Dimensional US Equity Market ETF(a)	2,310,800	163,858,828
Dimensional US Real Estate ETF(a)	553,100	13,080,815
iShares 0-3 Month Treasury Bond ETF	397,367	39,998,962
iShares Core MSCI EAFE ETF	86,200	7,803,686
iShares Core S&P 500 ETF	147,425	96,299,484
iShares Core U.S. Aggregate Bond ETF(a)	282,337	28,027,594
iShares iBoxx USD High Yield Corporate Bond ETF	2,123	168,906
iShares JP Morgan USD Emerging Markets Bond ETF(a)	16,100	1,512,273
	Shares	Value

Unaffiliated Exchange-Traded Funds (continued)
iShares MSCI EAFE ETF	131,651	$12,787,262
iShares Russell 1000 Value ETF(a)	99,000	21,153,330
iShares TIPS Bond ETF(a)	4,726	521,562
SPDR Gold MiniShares Trust*	98,400	9,120,696
Vanguard Dividend Appreciation ETF	272,501	58,604,065
Vanguard Real Estate ETF(a)	306,406	27,178,212

Total Unaffiliated Exchange-Traded Funds (cost $537,287,663)		583,749,075
Unaffiliated Funds — 4.2%
AQR Diversified Arbitrage Fund, (Institutional Shares)	1,807,236	23,385,640
BlackRock Systematic Multi-Strategy Fund (Class K)	2,528,981	26,529,015
BlackRock Tactical Opportunities Fund (Class K)*	1,430,819	23,465,426
Calamos Market Neutral Income Fund, (R6 Shares)	1,877,366	29,549,739
JPMorgan Hedged Equity Fund, (Institutional Shares)	585,179	19,650,316
Merger Fund (The), (Institutional Shares)	2,126,311	36,423,710
PIMCO TRENDS Managed Futures Strategy Fund, (Institutional Shares)*	915,244	10,168,364
Victory Market Neutral Income Fund, (Institutional Shares)	3,272,194	30,071,464
Virtus AlphaSimplex Managed Futures Strategy Fund, (Institutional Shares)	1,252,096	10,342,310

Total Unaffiliated Funds (cost $203,123,822)		209,585,984

Units
Warrants* — 0.0%
Interactive Media & Services
Diamond Sports Group LLC, expiring 06/30/26(x)	24,576	—
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 2.3%
Automobiles — 0.1%
American Credit Acceptance Receivables Trust,
Series 2026-01, Class C, 144A
4.550%	01/12/33	328	326,950
Series 2026-01, Class D, 144A
5.100%	01/12/33	330	327,548
Bridgecrest Lending Auto Securitization Trust,
Series 2025-04, Class C
4.800%	08/15/31	60	59,860
Series 2025-04, Class D
5.410%	08/15/31	70	70,120
Series 2026-01, Class C
4.440%	11/17/31	148	146,760

A11

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Series 2026-01, Class D
4.990%	11/17/31		171	$169,061
Exeter Automobile Receivables Trust,
Series 2026-01A, Class C
4.400%	05/17/32		132	130,325
Series 2026-01A, Class D
5.000%	05/17/32		263	260,389
GLS Auto Receivables Issuer Trust,
Series 2025-04A, Class C, 144A
4.740%	08/15/31		169	168,109
Santander Drive Auto Receivables Trust,
Series 2025-03, Class C
4.680%	09/15/31		109	109,156
Series 2026-01, Class C
4.260%	04/15/32		247	243,789
				2,012,067
Collateralized Loan Obligations — 2.2%
AGL CLO Ltd. (Cayman Islands),
Series 2024-32A, Class A1, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.050%(c)	07/21/37		9,000	9,004,043
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2022-24A, Class A1R, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.102%(c)	07/15/37		4,750	4,752,834
Ares European CLO DAC (Ireland),
Series 21A, Class A, 144A, 3 Month EURIBOR + 1.220% (Cap N/A, Floor 1.220%)
3.236%(c)	04/15/38	EUR	250	288,118
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2021-18A, Class BR, 144A, 3 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.368%(c)	01/18/35		5,000	4,993,654
Avoca CLO DAC (Ireland),
Series 32A, Class A1, 144A, 3 Month EURIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.186%(c)	04/15/39	EUR	250	287,561
Barrow Hanley CLO Ltd. (Cayman Islands),
Series 2023-01A, Class A1R, 144A, 3 Month SOFR + 1.340% (Cap N/A, Floor 1.340%)
5.008%(c)	01/20/38		2,350	2,351,001
Bastille Euro CLO DAC (Ireland),
Series 2020-03A, Class A2AR, 144A, 3 Month EURIBOR + 2.150% (Cap N/A, Floor 2.150%)
4.166%(c)	01/15/39	EUR	3,050	3,520,506
Elmwood CLO Ltd. (Cayman Islands),
Series 2024-01A, Class A1, 144A, 3 Month SOFR + 1.530% (Cap N/A, Floor 1.530%)
5.198%(c)	04/17/37		7,250	7,252,592
Harvest CLO DAC (Ireland),
Series 32A, Class A, 144A, 3 Month EURIBOR + 1.450% (Cap N/A, Floor 1.450%)
3.480%(c)	07/25/37	EUR	1,500	1,734,440
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Kennedy Lewis CLO Ltd. (Cayman Islands),
Series 04A, Class ARR, 144A, 3 Month SOFR + 1.430% (Cap N/A, Floor 1.430%)
5.098%(c)	07/20/37		3,000	$3,001,807
Madison Park Euro Funding DAC (Ireland),
Series 23A, Class A, 144A, 3 Month EURIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.763%(c)	04/15/40	EUR	364	418,802
Madison Park Funding Ltd. (Cayman Islands),
Series 2018-29A, Class BR2, 144A, 3 Month SOFR + 1.600% (Cap N/A, Floor 1.600%)
5.268%(c)	03/25/38		4,000	4,004,802
Series 2021-59A, Class A1R, 144A, 3 Month SOFR + 1.500% (Cap N/A, Floor 1.500%)
5.168%(c)	04/18/37		7,250	7,253,173
Monument CLO DAC (Ireland),
Series 03A, Class A, 144A, 3 Month EURIBOR + 1.380% (Cap N/A, Floor 1.380%)
3.396%(c)	04/15/38	EUR	4,250	4,907,848
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month SOFR + 1.262% (Cap N/A, Floor 1.000%)
4.911%(c)	10/12/30		193	192,611
Palmer Square European CLO DAC (Ireland),
Series 2022-02A, Class ARR, 144A, 3 Month EURIBOR + 1.390% (Cap N/A, Floor 1.390%)
3.406%(c)	01/15/38	EUR	4,000	4,618,995
Series 2025-01A, Class A, 144A, 3 Month EURIBOR + 1.250% (Cap N/A, Floor 1.250%)
3.266%(c)	10/15/39	EUR	5,000	5,762,074
Series 2025-02A, Class A, 144A, 3 Month EURIBOR + 1.350% (Cap N/A, Floor 1.350%)
3.366%(c)	07/15/38	EUR	250	288,922
Series 2026-01A, Class A, 144A, 3 Month EURIBOR + 1.230% (Cap N/A, Floor 1.230%)
3.399%(c)	04/15/39	EUR	250	287,898
Regatta Funding Ltd. (Cayman Islands),
Series 2024-03A, Class A, 144A, 3 Month SOFR + 1.380% (Cap N/A, Floor 1.380%)
5.052%(c)	09/06/37		5,500	5,502,351
Romark CLO Ltd. (Cayman Islands),
Series 2018-02A, Class A1R, 144A, 3 Month SOFR + 1.140% (Cap N/A, Floor 1.140%)
4.808%(c)	07/25/31		432	432,222
RRE Loan Management DAC (Ireland),
Series 24A, Class A1, 144A, 3 Month EURIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.176%(c)	04/15/40	EUR	250	287,379
Signal Peak CLO Ltd. (United Kingdom),
Series 2022-12A, Class A1R, 144A, 3 Month SOFR + 1.400% (Cap N/A, Floor 1.400%)
5.068%(c)	07/18/37		8,000	8,005,842
St. Paul’s CLO DAC (Ireland),
Series 07A, Class B1RR, 144A, 3 Month EURIBOR + 1.650% (Cap N/A, Floor 1.650%)
3.676%(c)	07/18/34	EUR	4,725	5,425,096

A12

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Tikehau US CLO Ltd. (Bermuda),
Series 2022-02A, Class A1R, 144A, 3 Month SOFR + 1.870% (Cap N/A, Floor 1.870%)
5.538%(c)	01/20/36	7,500	$7,502,158
Trimaran CAVU Ltd.,
Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.190% (Cap N/A, Floor 1.190%)
4.858%(c)	01/20/37	5,250	5,242,076
Voya CLO Ltd. (Cayman Islands),
Series 2024-04A, Class A1, 144A, 3 Month SOFR + 1.350% (Cap N/A, Floor 1.350%)
5.018%(c)	07/20/37	9,000	9,002,351
			106,321,156
Consumer Loans — 0.0%
Aqua Finance Issuer Trust,
Series 2025-B, Class A, 144A
4.790%	05/17/51	199	200,265
Foundation Finance Trust,
Series 2025-03A, Class A, 144A
4.560%	08/15/52	351	348,248
GreenSky Home Improvement Issuer Trust,
Series 2025-03A, Class A3, 144A
4.520%	12/27/60	123	122,724
Lendmark Funding Trust,
Series 2025-02A, Class A, 144A
4.780%	10/20/34	479	477,887
Oportun Issuance Trust,
Series 2026-A, Class A, 144A
4.320%	01/09/34	359	357,141
UPG HI Issuer Trust,
Series 2025-02, Class A, 144A
5.000%	09/25/47	87	86,441
			1,592,706
Home Equity Loans — 0.0%
GS Mortgage-Backed Securities Trust,
Series 2026-CES01, Class A1, 144A
4.899%(cc)	05/25/56	122	120,576
RCKT Mortgage Trust,
Series 2025-CES11, Class A1A, 144A
4.966%(cc)	11/25/55	331	329,666
Series 2025-CES12, Class A1A, 144A
5.027%(cc)	11/25/55	284	283,085
Series 2026-CES02, Class A1A, 144A
4.762%(cc)	02/25/56	1,025	1,013,274
			1,746,601
Other — 0.0%
Hilton Grand Vacations Trust,
Series 2025-03EXT, Class B, 144A
4.900%	10/25/44	110	109,867
NMABS Issuer I LLC,
Series 2025-01A, Class A, 144A
5.140%	11/22/55	192	187,853
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Other (cont’d.)
Progress Residential Trust,
Series 2025-SFR03, Class A, 144A
3.390%	07/17/42	280	$264,734
Series 2025-SFR06, Class A, 144A
4.000%	12/17/42	203	195,634
Sierra Timeshare Receivables Funding LLC,
Series 2025-02A, Class A, 144A
4.720%	04/20/44	65	65,242
			823,330

Total Asset-Backed Securities (cost $113,262,080)			112,495,860
Commercial Mortgage-Backed Securities — 0.0%
BX Commercial Mortgage Trust,
Series 2026-VLT09, Class A, 144A, 1 Month SOFR + 1.700% (Cap N/A, Floor 1.700%)
5.373%(c)	03/15/45	600	597,096
CSTL Commercial Mortgage Trust,
Series 2025-GATE02, Class A, 144A
4.560%(cc)	11/10/42	342	336,299
PRM7 Trust,
Series 2025-PRM07, Class A, 144A
4.363%(cc)	11/10/42	335	327,143
Series 2025-PRM07, Class C, 144A
4.941%(cc)	11/10/42	100	97,274

Total Commercial Mortgage-Backed Securities (cost $1,370,387)			1,357,812
Corporate Bonds — 2.3%
Aerospace & Defense — 0.0%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.750%	06/15/33	240	247,776
Airlines — 0.0%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28	576	568,730
American Airlines, Inc./AAdvantage Loyalty IP Ltd.,
Sr. Sec’d. Notes, 144A
5.750%	04/20/29	325	322,322
United Airlines Holdings, Inc.,
Gtd. Notes
5.375%	03/01/31	290	284,019
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.625%	04/15/29	140	137,242
			1,312,313
Auto Manufacturers — 0.1%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43	1,185	894,395

A13

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	$192,017
4.000%	11/13/30		525	489,127
5.730%	09/05/30		250	249,811
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes
5.625%	04/04/32		481	492,024
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A
4.875%	11/01/27		195	195,837
Volkswagen International Finance NV (Germany),
Gtd. Notes
5.493%(ff)	11/15/30(oo)	EUR	200	230,014
				2,743,225
Auto Parts & Equipment — 0.0%
Clarios Global LP/Clarios US Finance Co.,
Sr. Sec’d. Notes, 144A
6.750%	02/15/30		50	51,125
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 6.750% or PIK 7.500%
6.750%	11/15/29	EUR	100	119,701
Phinia, Inc.,
Sr. Sec’d. Notes, 144A
6.750%	04/15/29		160	163,320
Tenneco, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	11/17/28		1,500	1,497,730
ZF Europe Finance BV (Germany),
Gtd. Notes, EMTN
7.000%	06/12/30	EUR	100	117,695
				1,949,571
Banks — 0.7%
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
3.500%	04/23/29	EUR	500	584,811
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
9.375%(ff)	03/19/29(oo)		200	215,398
Banco de Sabadell SA (Spain),
Jr. Sub. Notes
6.500%(ff)	05/20/31(oo)	EUR	200	233,281
Sr. Non-Preferred Notes, EMTN
4.250%(ff)	09/13/30	EUR	100	117,261
5.500%(ff)	09/08/29	EUR	100	120,784
Bank of America Corp.,
Jr. Sub. Notes
6.250%(ff)	07/26/30(oo)		120	120,247
Sr. Unsec’d. Notes
2.572%(ff)	10/20/32		845	752,231
5.162%(ff)	01/24/31		340	346,417
Sub. Notes
3.846%(ff)	03/08/37		80	74,051
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Bankinter SA (Spain),
Sr. Non-Preferred Notes, EMTN
3.625%(ff)	02/04/33	EUR	600	$680,638
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.521%(ff)	02/24/32		200	195,806
7.090%(ff)	11/06/29	GBP	100	137,588
BNP Paribas SA (France),
Sr. Non-Preferred Notes, 144A
5.283%(ff)	11/19/30		720	730,874
Sr. Non-Preferred Notes, 144A, MTN
5.786%(ff)	01/13/33		200	206,623
BPCE SA (France),
Sr. Non-Preferred Notes, 144A
5.876%(ff)	01/14/31		550	565,737
6.714%(ff)	10/19/29		670	701,241
7.003%(ff)	10/19/34		465	508,026
Sr. Non-Preferred Notes, 144A, MTN
5.417%(ff)	01/13/37		250	243,028
CaixaBank SA (Spain),
Sr. Non-Preferred Notes, 144A
6.037%(ff)	06/15/35		200	207,679
6.840%(ff)	09/13/34		200	217,096
Sr. Non-Preferred Notes, 144A, MTN
5.673%(ff)	03/15/30		200	205,156
Sub. Notes, EMTN
4.000%(ff)	03/05/37	EUR	200	225,511
Cassa Depositi e Prestiti SpA (Italy),
Sr. Unsec’d. Notes, 144A
4.375%	10/01/30		200	198,558
5.750%	05/05/26		400	400,605
5.875%	04/30/29		200	208,738
Citigroup, Inc.,
Sr. Unsec’d. Notes
2.561%(ff)	05/01/32		318	284,568
3.980%(ff)	03/20/30		135	132,850
4.412%(ff)	03/31/31		646	638,067
4.503%(ff)	09/11/31		128	126,470
4.542%(ff)	09/19/30		721	718,519
5.174%(ff)	02/13/30		95	96,459
5.449%(ff)	06/11/35		10	10,138
Commerzbank AG (Germany),
Sr. Non-Preferred Notes, EMTN
4.000%(ff)	07/16/32	EUR	1,000	1,157,699
Sub. Notes, EMTN
4.875%(ff)	10/16/34	EUR	100	117,319
Credit Agricole SA (France),
Sr. Non-Preferred Notes, 144A
6.316%(ff)	10/03/29		250	259,955
Sr. Non-Preferred Notes, 144A, MTN
4.818%(ff)	09/25/33		270	263,758
Danske Bank A/S (Denmark),
Sr. Non-Preferred Notes, 144A
5.705%(ff)	03/01/30		640	656,681

A14

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes
4.725%(ff)	02/06/32		150	$147,857
4.950%(ff)	08/04/31		180	179,374
4.999%(ff)	09/11/30		150	150,438
6.819%(ff)	11/20/29		150	157,383
Sr. Non-Preferred Notes, EMTN
3.375%(ff)	02/13/31	EUR	1,200	1,359,183
Sub. Notes
7.079%(ff)	02/10/34		350	372,992
Fifth Third Bancorp,
Sr. Unsec’d. Notes
4.566%(ff)	04/29/32		185	181,550
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	361,245
Sr. Unsec’d. Notes
4.369%(ff)	10/21/31		415	406,870
4.516%(ff)	01/21/32(a)		95	93,577
4.692%(ff)	10/23/30		355	355,273
5.049%(ff)	07/23/30		135	136,573
5.065%(ff)	01/21/37		132	129,245
5.207%(ff)	01/28/31		95	96,553
HSBC Holdings PLC (United Kingdom),
Jr. Sub. Notes
4.600%(ff)	12/17/30(oo)		200	182,500
Sr. Unsec’d. Notes
4.619%(ff)	11/06/31		550	541,477
5.546%(ff)	03/04/30		585	599,256
Sub. Notes, EMTN
4.191%(ff)	05/19/36	EUR	250	285,680
Intesa Sanpaolo SpA (Italy),
Jr. Sub. Notes
7.000%(ff)	05/20/32(oo)	EUR	200	241,781
Jr. Sub. Notes, EMTN
5.500%(ff)	03/01/28(oo)	EUR	250	288,211
Sr. Non-Preferred Notes, EMTN
3.850%(ff)	09/16/32	EUR	1,100	1,268,859
Sr. Preferred Notes, 144A
6.625%	06/20/33		275	297,296
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, 144A
4.454%(ff)	09/23/31		230	226,405
4.932%(ff)	10/16/30		200	200,926
Sr. Unsec’d. Notes, EMTN
5.500%(ff)	09/20/28	GBP	100	132,912
Sub. Notes, EMTN
6.151%(ff)	03/19/34	GBP	200	269,247
KeyCorp,
Sr. Unsec’d. Notes
6.401%(ff)	03/06/35		13	13,787
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
6.750%(ff)	09/27/31(oo)		200	198,500
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
M&T Bank Corp.,
Sr. Unsec’d. Notes
6.082%(ff)	03/13/32		53	$55,532
Sr. Unsec’d. Notes, MTN
5.385%(ff)	01/16/36		65	64,451
Morgan Stanley,
Sr. Unsec’d. Notes
4.493%(ff)	01/16/32		225	221,303
4.654%(ff)	10/18/30		1,265	1,264,069
5.073%(ff)	01/30/37		195	190,989
5.230%(ff)	01/15/31		75	76,170
Sr. Unsec’d. Notes, MTN
5.250%(ff)	04/21/34		55	55,181
5.424%(ff)	07/21/34		69	69,958
Sr. Unsec’d. Notes, MTN, Series I
4.356%(ff)	10/22/31		288	282,319
Sub. Notes
5.314%(ff)	01/18/41		85	82,011
5.948%(ff)	01/19/38		200	204,988
Morgan Stanley Private Bank NA,
Sr. Unsec’d. Notes
4.734%(ff)	07/18/31		250	249,144
National Australia Bank Ltd. (Australia),
Covered Bonds
3.146%	02/05/31	EUR	750	865,440
PNC Financial Services Group, Inc. (The),
Sr. Unsec’d. Notes
4.812%(ff)	10/21/32		85	84,724
5.373%(ff)	07/21/36		45	45,353
Sub. Notes
5.423%(ff)	01/25/41		75	73,601
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.320%(ff)	09/22/29		200	197,966
4.858%(ff)	09/11/30		415	415,279
Santander UK PLC (United Kingdom),
Covered Bonds
3.125%	05/12/31	EUR	750	862,803
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23(d)		1,000	50,000
Societe Generale SA (France),
Sr. Non-Preferred Notes, 144A
5.400%(ff)	04/10/37		650	626,781
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
5.005%(ff)	10/15/30		200	201,480
7.018%(ff)	02/08/30		200	212,158
Toronto-Dominion Bank (The) (Canada),
Covered Bonds
3.666%	09/08/31	EUR	500	591,002
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN
4.964%(ff)	10/23/36(a)		240	232,473
5.711%(ff)	01/24/35		35	36,078

A15

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
TSB Bank PLC (United Kingdom),
Covered Bonds
2.704%	02/18/30	EUR	500	$568,824
3.319%	03/05/29	EUR	200	232,347
U.S. Bancorp,
Sr. Unsec’d. Notes
5.678%(ff)	01/23/35		25	25,814
UBS Group AG (Switzerland),
Jr. Sub. Notes, 144A
9.250%(ff)	11/13/28(oo)		200	212,040
Sr. Unsec’d. Notes, 144A, MTN
4.398%(ff)	09/23/31		200	196,268
5.010%(ff)	03/23/37		200	193,478
UBS Switzerland AG (Switzerland),
Covered Bonds
3.146%	06/21/31	EUR	720	824,542
UniCredit SpA (Italy),
Jr. Sub. Notes, EMTN
6.500%(ff)	12/03/31(oo)	EUR	250	297,283
Sr. Preferred Notes, EMTN
4.800%(ff)	01/17/29	EUR	100	118,430
Wells Fargo & Co.,
Sr. Unsec’d. Notes
4.960%(ff)	01/23/37		70	68,195
5.150%(ff)	04/23/31		496	504,421
5.211%(ff)	12/03/35		73	72,668
5.244%(ff)	01/24/31		565	575,815
5.499%(ff)	01/23/35		65	66,139
Sr. Unsec’d. Notes, MTN
5.557%(ff)	07/25/34		36	36,865
				32,839,200
Beverages — 0.0%
Maple Parent Holdings Corp.,
Gtd. Notes, 144A
5.700%	03/26/36		49	48,628
6.625%	03/26/56		51	50,502
				99,130
Biotechnology — 0.0%
Amgen, Inc.,
Sr. Unsec’d. Notes
4.850%	02/19/36		100	98,206
5.750%	03/02/63		27	25,950
				124,156
Building Materials — 0.1%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		350	348,157
JELD-WEN, Inc.,
Gtd. Notes, 144A
4.875%	12/15/27		810	549,806
Quikrete Holdings, Inc.,
Sr. Sec’d. Notes, 144A
6.375%	03/01/32		355	360,829
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Building Materials (cont’d.)
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	$731,715
				1,990,507
Chemicals — 0.0%
Ashland, Inc.,
Sr. Unsec’d. Notes, 144A
3.375%	09/01/31		450	403,513
CF Industries, Inc.,
Gtd. Notes
4.950%	06/01/43		50	44,622
Herens Holdco Sarl (Luxembourg),
Sr. Sec’d. Notes, 144A
4.750%	05/15/28		200	167,358
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes
8.500%	03/15/29	EUR	100	95,313
				710,806
Commercial Services — 0.0%
DCLI Bidco LLC,
Second Mortgage, 144A
7.750%	11/15/29		155	156,611
Global Payments, Inc.,
Sr. Unsec’d. Notes
4.875%	03/17/31	EUR	300	352,549
5.550%	11/15/35		130	125,004
Herc Holdings, Inc.,
Gtd. Notes, 144A
7.000%	06/15/30		200	205,241
7.250%	06/15/33		90	92,405
Quanta Services, Inc.,
Sr. Unsec’d. Notes
5.100%	08/09/35		250	246,596
Service Corp. International,
Sr. Unsec’d. Notes
5.750%	10/15/32(a)		180	179,794
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		25	22,931
				1,381,131
Computers — 0.0%
McAfee Corp.,
Sr. Unsec’d. Notes, 144A
7.375%	02/15/30		775	639,307
NCR Atleos Corp.,
Sr. Sec’d. Notes, 144A
9.500%	04/01/29		210	224,777
				864,084
Diversified Financial Services — 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
3.000%	10/29/28		285	274,377

A16

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
3.300%	01/30/32		616	$558,531
American Express Co.,
Sr. Unsec’d. Notes
4.918%(ff)	07/20/33		85	85,210
5.667%(ff)	04/25/36		50	51,704
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
3.250%	02/15/27		50	49,425
4.950%	01/15/28		145	145,481
5.150%	01/15/30		75	75,297
5.375%	05/30/30		640	647,213
5.750%	03/01/29		2	2,046
5.750%	11/15/29		110	112,531
6.375%	05/04/28		260	267,384
Freedom Mortgage Holdings LLC,
Sr. Unsec’d. Notes, 144A
6.875%	05/01/31		180	168,276
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		400	380,288
PennyMac Financial Services, Inc.,
Gtd. Notes, 144A
5.750%	09/15/31		175	162,550
7.875%	12/15/29		250	256,225
Stellantis Financial Services US Corp.,
Sr. Unsec’d. Notes, 144A
5.400%	09/15/30		445	436,981
				3,673,519
Electric — 0.2%
Constellation Energy Generation LLC,
Sr. Unsec’d. Notes
6.250%	10/01/39		40	42,226
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	493,959
5.000%	02/01/31		350	350,977
Dominion Energy, Inc.,
Jr. Sub. Notes
6.000%(ff)	02/15/56		188	186,427
Edison International,
Jr. Sub. Notes
8.125%(ff)	06/15/53(a)		34	34,569
Sr. Unsec’d. Notes
5.450%	06/15/29		75	75,659
Electricite de France SA (France),
Jr. Sub. Notes
2.625%(ff)	12/01/27(oo)	EUR	200	224,290
Jr. Sub. Notes, EMTN
5.625%(ff)	06/17/32(oo)	EUR	200	236,559
Enel Finance International NV (Italy),
Gtd. Notes, 144A
5.750%	09/30/55		280	261,091
Energuate Trust 2 0 (Guatemala),
Sr. Unsec’d. Notes, 144A
6.350%	09/15/35		200	196,120
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Entergy Corp.,
Jr. Sub. Notes
5.875%(ff)	06/15/56		28	$27,631
7.125%(ff)	12/01/54		290	296,875
EUSHI Finance, Inc.,
Gtd. Notes
6.250%(ff)	04/01/56		128	125,740
7.625%(ff)	12/15/54		88	90,419
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	265,515
ITC Holdings Corp.,
Sr. Unsec’d. Notes, 144A
2.950%	05/14/30		70	65,439
5.400%	06/01/33		235	238,816
5.650%	05/09/34		55	56,506
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
2.750%	03/01/32		110	98,804
National Grid Electricity Distribution East Midlands PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
3.530%	09/20/28	EUR	300	347,910
National Grid PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
0.250%	09/01/28	EUR	200	214,942
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		550	551,415
Gtd. Notes, 144A
3.375%	02/15/29		100	95,036
3.625%	02/15/31		375	346,326
Jr. Sub. Notes, 144A
10.250%(ff)	03/15/28(oo)		150	161,999
Pacific Gas & Electric Co.,
First Mortgage
4.600%	06/15/43		50	41,062
5.800%	05/15/34		405	414,753
6.000%	08/15/35		255	263,409
6.000%	05/01/56		70	66,551
PG&E Corp.,
Jr. Sub. Notes
6.850%(ff)	09/15/56		141	138,871
7.375%(ff)	03/15/55(a)		61	61,343
San Diego Gas & Electric Co.,
First Mortgage
5.200%	03/15/36		70	69,794
Sempra,
Jr. Sub. Notes
6.375%(ff)	04/01/56		95	95,239
Sierra Pacific Power Co.,
Jr. Sub. Notes
6.200%(ff)	12/15/55		200	194,525
Southern California Edison Co.,
First Mortgage
5.200%	06/01/34		24	23,835
5.450%	03/01/35		71	71,365

A17

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
Southern Power Co.,
Sr. Unsec’d. Notes, Series A
4.250%	10/01/30		32	$31,557
Sr. Unsec’d. Notes, Series B
4.900%	10/01/35		84	81,467
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		1,275	1,275,646
8.000%(ff)	10/15/26(oo)		1,375	1,386,324
Jr. Sub. Notes, Series C, 144A
8.875%(ff)	01/15/29(oo)		450	484,473
Vistra Operations Co. LLC,
Gtd. Notes, 144A
6.875%	04/15/32		130	134,522
Sr. Sec’d. Notes, 144A
3.700%	01/30/27		30	29,799
4.600%	10/15/30		31	30,454
5.250%	10/15/35		73	71,129
5.350%	01/31/36		95	92,971
5.700%	12/30/34		55	55,426
6.000%	04/15/34		90	92,781
VoltaGrid LLC,
Sec’d. Notes, 144A
7.375%	11/01/30		230	237,330
				10,529,876
Electrical Components & Equipment — 0.0%
WESCO Distribution, Inc.,
Gtd. Notes, 144A
5.250%	04/15/31		55	54,653
5.500%	04/15/34		70	68,994
				123,647
Engineering & Construction — 0.0%
Ferrovial SE,
Sr. Unsec’d. Notes
4.375%	09/13/30	EUR	100	118,729
Heathrow Funding Ltd. (United Kingdom),
Sr. Sec’d. Notes, EMTN
1.875%	03/14/36	EUR	100	96,992
4.500%	07/11/35	EUR	100	117,874
TopBuild Corp.,
Gtd. Notes, 144A
3.625%	03/15/29		1,025	975,503
				1,309,098
Entertainment — 0.1%
Caesars Entertainment, Inc.,
Gtd. Notes, 144A
4.625%	10/15/29		450	433,048
Sr. Sec’d. Notes, 144A
7.000%	02/15/30		675	683,804
Jacobs Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
6.750%	02/15/29		175	163,331
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Entertainment (cont’d.)
Penn Entertainment, Inc.,
Gtd. Notes, 144A
6.750%	04/01/31		150	$145,733
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	299,459
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.,
Gtd. Notes, 144A
6.250%	03/15/33		225	222,982
7.125%	02/15/31		150	157,584
				2,105,941
Foods — 0.1%
B&G Foods, Inc.,
Gtd. Notes
5.250%	09/15/27		600	578,589
Sr. Sec’d. Notes, 144A
8.000%	09/15/28		50	49,247
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes
8.000%	07/01/31(a)	EUR	698	760,393
8.125%	05/14/30	GBP	400	487,747
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings,
Sr. Unsec’d. Notes
5.500%	01/15/36		300	298,628
5.950%	04/20/35		155	160,151
6.500%	12/01/52		25	25,164
7.250%	11/15/53		45	49,290
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		350	334,513
4.375%	01/31/32		375	349,537
Mars, Inc.,
Sr. Unsec’d. Notes, 144A
5.200%	03/01/35		100	100,909
Post Holdings, Inc.,
Gtd. Notes, 144A
4.625%	04/15/30		75	72,080
6.375%	03/01/33(a)		315	310,782
				3,577,030
Gas — 0.0%
NiSource, Inc.,
Jr. Sub. Notes
6.950%(ff)	11/30/54		85	87,260
Southern Co. Gas Capital Corp.,
Gtd. Notes
5.750%	09/15/33		35	36,381
				123,641
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		700	677,468

A18

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Solventum Corp.,
Sr. Unsec’d. Notes
5.450%	03/13/31		238	$244,193
5.600%	03/23/34(a)		139	142,089
				1,063,750
Healthcare-Services — 0.1%
DaVita, Inc.,
Gtd. Notes, 144A
3.750%	02/15/31		235	215,586
4.625%	06/01/30		725	697,063
HCA, Inc.,
Gtd. Notes
3.500%	09/01/30		310	294,363
3.500%	07/15/51		60	39,622
4.600%	11/15/32		146	142,067
5.250%	06/15/49		5	4,409
5.450%	04/01/31		95	97,408
5.500%	06/15/47		70	64,184
LifePoint Health, Inc.,
Gtd. Notes, 144A
5.375%	01/15/29		550	529,668
Tenet Healthcare Corp.,
Sr. Sec’d. Notes
4.375%	01/15/30		200	193,634
				2,278,004
Holding Companies-Diversified — 0.0%
Benteler International AG (Austria),
Sr. Sec’d. Notes
7.250%	06/15/31	EUR	100	119,775
Clue Opco LLC,
Sr. Sec’d. Notes, 144A
9.500%	10/15/31		1,382	1,343,454
				1,463,229
Home Builders — 0.1%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30(a)		985	904,988
M/I Homes, Inc.,
Gtd. Notes
4.950%	02/01/28		325	321,688
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30		925	877,594
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		105	103,853
				2,208,123
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
6.375%	05/15/30(a)		125	120,370
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Housewares (cont’d.)
6.625%	05/15/32(a)		65	$62,134
Sr. Unsec’d. Notes, 144A
8.500%	06/01/28		130	134,434
Scotts Miracle-Gro Co. (The),
Gtd. Notes
4.375%	02/01/32		475	441,859
				758,797
Insurance — 0.0%
Athene Global Funding,
Sec’d. Notes, 144A
5.033%	07/17/30		350	346,180
Sr. Sec’d. Notes, 144A
5.543%	08/22/35		205	200,409
MetLife, Inc.,
Sub. Notes
5.850%(ff)	03/15/56		23	22,573
				569,162
Internet — 0.0%
Amazon.com, Inc.,
Sr. Unsec’d. Notes
5.800%	03/13/56		85	84,792
Gen Digital, Inc.,
Gtd. Notes, 144A
6.250%	04/01/33		126	122,643
Meta Platforms, Inc.,
Sr. Unsec’d. Notes
4.875%	11/15/35		110	107,889
5.400%	08/15/54		55	49,806
5.500%	11/15/45		18	17,045
5.625%	11/15/55		115	107,720
Netflix, Inc.,
Sr. Unsec’d. Notes
4.625%	05/15/29	EUR	100	119,446
Uber Technologies, Inc.,
Sr. Unsec’d. Notes
4.800%	09/15/35		490	475,877
				1,085,218
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.,
Gtd. Notes, 144A
6.875%	11/01/29		205	205,001
7.375%	05/01/33		145	141,901
				346,902
Leisure Time — 0.0%
NCL Corp. Ltd.,
Sr. Unsec’d. Notes, 144A
6.250%	03/01/30		25	24,664
6.750%	02/01/32		75	74,437

A19

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Leisure Time (cont’d.)
NCL Finance Ltd.,
Gtd. Notes, 144A
6.125%	03/15/28		275	$276,001
				375,102
Lodging — 0.0%
Boyd Gaming Corp.,
Gtd. Notes, 144A
4.750%	06/15/31		570	543,818
Melco Resorts Finance Ltd. (Hong Kong),
Sr. Unsec’d. Notes, 144A
6.500%	09/24/33		200	191,886
MGM Resorts International,
Gtd. Notes
5.500%	04/15/27		700	702,044
6.125%	09/15/29		535	540,353
				1,978,101
Machinery-Diversified — 0.0%
Maxim Crane Works Holdings Capital LLC,
Sec’d. Notes, 144A
11.500%	09/01/28		250	260,212
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		250	227,442
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
2.250%	01/15/29		110	102,781
2.800%	04/01/31		416	373,357
3.500%	06/01/41		2	1,402
6.650%	02/01/34		140	145,981
Comcast Corp.,
Gtd. Notes
2.937%	11/01/56		100	55,520
4.800%	05/15/33		90	89,589
DISH DBS Corp.,
Gtd. Notes
5.125%	06/01/29		150	134,050
7.375%	07/01/28		150	145,484
7.750%	07/01/26		225	224,386
DISH Network Corp.,
Sr. Sec’d. Notes, 144A
11.750%	11/15/27		1,400	1,442,308
Univision Communications, Inc.,
Sr. Sec’d. Notes, 144A
8.000%	08/15/28		390	396,418
Virgin Media Secured Finance PLC (United Kingdom),
Sr. Sec’d. Notes
4.250%	01/15/30	GBP	500	582,582
				3,921,300
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Mining — 0.0%
Anglo American Capital PLC (South Africa),
Gtd. Notes, EMTN
4.750%	09/21/32	EUR	300	$359,041
Glencore Capital Finance DAC (Australia),
Gtd. Notes, EMTN
0.750%	03/01/29	EUR	100	106,743
Glencore Funding LLC (Australia),
Gtd. Notes, 144A
5.371%	04/04/29		205	208,970
5.634%	04/04/34		385	393,002
6.125%	10/06/28		110	113,817
6.375%	10/06/30		20	21,221
New Gold, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
6.875%	04/01/32		110	113,565
				1,316,359
Miscellaneous Manufacturing — 0.0%
Alstom SA (France),
Sub. Notes
5.868%(ff)	05/29/29(oo)	EUR	100	118,626
Maxam Prill Sarl (Luxembourg),
Sr. Sec’d. Notes
6.000%	07/15/30	EUR	100	117,319
				235,945
Multi-National — 0.0%
Corp. Andina de Fomento (Supranational Bank),
Sr. Unsec’d. Notes
5.000%	01/24/29		90	92,043
Oil & Gas — 0.1%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A
5.600%	06/13/28		150	152,591
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
9.000%	11/01/27		53	61,839
BP Capital Markets PLC,
Gtd. Notes
6.125%(ff)	03/18/35(oo)		270	272,369
6.450%(ff)	12/01/33(oo)		125	129,687
Coterra Energy, Inc.,
Sr. Unsec’d. Notes
5.900%	02/15/55		10	9,537
Crescent Energy Finance LLC,
Gtd. Notes, 144A
7.625%	04/01/32		235	238,306
Diamondback Energy, Inc.,
Gtd. Notes
6.250%	03/15/33		37	39,508
Expand Energy Corp.,
Gtd. Notes
5.375%	02/01/29		500	499,997
5.375%	03/15/30(a)		391	394,422

A20

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
7.500%	05/01/31		1,200	$1,335,811
Permian Resources Operating LLC,
Gtd. Notes, 144A
8.000%	04/15/27		375	375,374
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)		5,400	1,831,680
Santos Finance Ltd. (Australia),
Gtd. Notes, 144A
6.875%	09/19/33		75	81,362
SM Energy Co.,
Gtd. Notes, 144A
8.375%	07/01/28		25	25,692
8.625%	11/01/30		150	157,998
Sunoco LP,
Sr. Unsec’d. Notes, 144A
6.625%	08/15/32		210	213,480
Tecpetrol SA (Argentina),
Sr. Unsec’d. Notes, 144A
7.625%	11/03/30		100	101,001
TotalEnergies SE (France),
Jr. Sub. Notes
4.500%(ff)	08/19/34(oo)	EUR	250	283,209
				6,203,863
Packaging & Containers — 0.0%
Ball Corp.,
Gtd. Notes
2.875%	08/15/30(a)		550	500,585
Clydesdale Acquisition Holdings, Inc.,
Gtd. Notes, 144A
8.750%	04/15/30		530	495,776
Sr. Sec’d. Notes, 144A
6.750%	04/15/32		200	189,192
				1,185,553
Pharmaceuticals — 0.0%
AdaptHealth LLC,
Gtd. Notes, 144A
6.125%	08/01/28		250	249,611
Bausch Health Cos., Inc. (Canada),
Gtd. Notes, 144A
5.000%	01/30/28		25	21,116
5.000%	02/15/29		225	164,878
5.250%	01/30/30		150	97,986
5.250%	02/15/31		175	107,268
6.250%	02/15/29		450	337,500
7.000%	01/15/28		100	87,147
Sr. Sec’d. Notes, 144A
4.875%	06/01/28		100	91,601
Cencora, Inc.,
Sr. Unsec’d. Notes
2.700%	03/15/31		20	18,238
4.900%	02/13/36(a)		65	63,647
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Pharmaceuticals (cont’d.)
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31	200	$163,250
			1,402,242
Pipelines — 0.1%
Antero Midstream Partners LP/Antero Midstream Finance Corp.,
Gtd. Notes, 144A
5.375%	06/15/29	300	299,045
6.625%	02/01/32	135	138,175
Cheniere Energy Partners LP,
Gtd. Notes
4.500%	10/01/29	580	576,506
Columbia Pipelines Operating Co. LLC,
Sr. Unsec’d. Notes, 144A
5.927%	08/15/30	20	20,937
5.962%	02/15/55	110	107,177
6.036%	11/15/33	75	79,063
Enbridge, Inc. (Canada),
Sub. Notes
5.500%(ff)	07/15/77	50	49,594
Energy Transfer LP,
Jr. Sub. Notes
6.500%(ff)	02/15/56	301	297,009
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	1,225	1,242,629
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(oo)	800	798,473
Sr. Unsec’d. Notes
5.550%	05/15/34	65	66,128
5.600%	09/01/34	40	40,808
Enterprise Products Operating LLC,
Gtd. Notes
5.375%(ff)	02/15/78	35	34,586
Greensaif Pipelines Bidco Sarl (Saudi Arabia),
Sr. Sec’d. Notes, EMTN
5.853%	02/23/36	285	285,570
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29	70	66,552
4.125%	08/15/31	45	41,853
Venture Global LNG, Inc.,
Jr. Sub. Notes, 144A
9.000%(ff)	09/30/29(oo)	1,410	1,403,610
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48	95	80,277
			5,627,992
Real Estate — 0.0%
Corp. Inmobiliaria Vesta SAB de CV (Mexico),
Gtd. Notes, 144A
5.500%	01/30/33	200	193,250
Howard Hughes Corp. (The),
Sr. Unsec’d. Notes, 144A
5.875%	03/01/32	405	389,571

A21

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Real Estate (cont’d.)
6.125%	03/01/34		420	$403,686
Vonovia SE (Germany),
Sr. Unsec’d. Notes, EMTN
0.625%	12/14/29	EUR	100	103,460
				1,089,967
Real Estate Investment Trusts (REITs) — 0.1%
CFE Fibra E (Mexico),
Sr. Unsec’d. Notes, 144A
5.875%	09/23/40		197	191,442
Digital Dutch Finco BV,
Gtd. Notes
1.000%	01/15/32	EUR	800	772,108
MPT Operating Partnership LP/MPT Finance Corp.,
Sr. Sec’d. Notes, 144A
8.500%	02/15/32		50	50,754
Park Intermediate Holdings LLC/PK Domestic Property LLC/PK Finance Co-Issuer,
Sr. Sec’d. Notes, 144A
4.875%	05/15/29		175	168,386
Realty Income Corp.,
Sr. Unsec’d. Notes
4.875%	07/06/30	EUR	500	599,915
5.125%	07/06/34	EUR	200	243,933
RHP Hotel Properties LP/RHP Finance Corp.,
Gtd. Notes, 144A
6.500%	04/01/32		390	397,210
SBA Communications Corp.,
Sr. Unsec’d. Notes
3.125%	02/01/29		375	355,387
Unibail-Rodamco-Westfield SE (France),
Gtd. Notes
4.875%(ff)	07/04/30(oo)	EUR	300	346,138
WPC Eurobond BV,
Gtd. Notes
1.350%	04/15/28	EUR	100	110,461
				3,235,734
Retail — 0.1%
Boots Group Finco LP (United Kingdom),
Sr. Sec’d. Notes, 144A
5.375%	08/31/32	EUR	125	144,481
7.375%	08/31/32	GBP	150	197,548
Carvana Co.,
Sr. Sec’d. Notes, 144A
9.000%	06/01/30		950	989,155
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc.,
Sr. Sec’d. Notes, 144A
4.625%	01/15/29		350	334,905
Lithia Motors, Inc.,
Sr. Unsec’d. Notes, 144A
3.875%	06/01/29		425	404,960
				2,071,049
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Savings & Loans — 0.0%
Nationwide Building Society (United Kingdom),
Jr. Sub. Notes
5.750%(ff)	06/20/27(oo)	GBP	200	$261,705
Sr. Preferred Notes
2.000%	04/28/27	EUR	100	114,364
				376,069
Semiconductors — 0.0%
Broadcom, Inc.,
Sr. Unsec’d. Notes
3.469%	04/15/34		128	115,355
5.200%	07/15/35		40	40,293
Foundry JV Holdco LLC,
Sr. Sec’d. Notes, 144A
6.250%	01/25/35		200	209,335
Marvell Technology, Inc.,
Gtd. Notes
2.950%	04/15/31		305	279,921
Sr. Unsec’d. Notes
5.450%	07/15/35(a)		265	269,229
				914,133
Software — 0.0%
CoreWeave, Inc.,
Gtd. Notes, 144A
9.000%	02/01/31(a)		190	180,705
9.250%	06/01/30		165	160,476
Fiserv, Inc.,
Sr. Unsec’d. Notes
4.550%	02/15/31		120	117,464
OAK-Eagle Acquireco, Inc.,
Sr. Sec’d. Notes, 144A
7.250%	07/01/33		60	62,140
Sr. Unsec’d. Notes, 144A
8.750%	07/01/34		90	94,119
Oracle Corp.,
Sr. Unsec’d. Notes
3.950%	03/25/51		80	50,718
4.000%	07/15/46		20	13,486
5.375%	09/27/54		20	15,471
6.000%	08/03/55		127	106,482
6.550%	02/04/46		129	120,438
6.700%	02/04/56		250	231,565
6.850%	02/04/66		130	119,352
Roper Technologies, Inc.,
Sr. Unsec’d. Notes
4.450%	09/15/30		125	123,110
				1,395,526
Telecommunications — 0.2%
AT&T, Inc.,
Sr. Unsec’d. Notes
4.900%	11/01/35		121	117,979
5.550%	11/01/45		80	75,685
5.700%	11/01/54		195	182,796

A22

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Black Pearl Compute LLC,
Sr. Sec’d. Notes, 144A
6.125%	02/15/31		230	$234,211
Connect Holding II LLC,
Sr. Sec’d. Notes, 144A
10.500%	04/03/31		1,200	1,195,313
Digicel International Finance Ltd./DIFL US LLC (Jamaica),
Sr. Sec’d. Notes, 144A
8.625%	08/01/32(x)		200	202,960
EchoStar Corp.,
Sr. Sec’d. Notes
10.750%	11/30/29		200	216,000
Frontier Communications Holdings LLC,
Sec’d. Notes, 144A
6.750%	05/01/29		475	476,237
Sr. Sec’d. Notes, 144A
5.000%	05/01/28		475	475,062
Level 3 Financing, Inc.,
Gtd. Notes, 144A
8.500%	01/15/36		430	448,562
Sr. Sec’d. Notes, 144A
6.875%	06/30/33		280	285,115
7.000%	03/31/34		540	552,886
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	951,382
8.750%	03/15/32		500	594,975
SV RNO Property Owner 1 LLC,
Sr. Sec’d. Notes, 144A
5.875%	03/01/31		695	688,724
T-Mobile USA, Inc.,
Gtd. Notes
3.200%	02/19/32	EUR	302	338,954
5.000%	02/15/36		240	235,936
Uniti Group LP/Uniti Group Finance 2019, Inc./CSL Capital LLC,
Gtd. Notes, 144A
8.625%	06/15/32		100	101,707
Vmed O2 UK Financing I PLC (United Kingdom),
Sr. Sec’d. Notes
4.000%	01/31/29	GBP	530	654,998
Windstream Services LLC/Windstream Escrow Finance Corp.,
Sr. Sec’d. Notes, 144A
8.250%	10/01/31		140	146,641
				8,176,123
Transportation — 0.0%
Star Leasing Co. LLC,
Sec’d. Notes, 144A
7.625%	02/15/30		445	413,967

Total Corporate Bonds (cost $116,979,041)				115,749,116
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and Other Loans — 0.0%
Auto Parts & Equipment — 0.0%
Clarios Global LP,
Amendment No. 6 Dollar Term Loan, 1 Month SOFR + 2.750%
6.418%(c)	01/28/32		199	$198,303
Tenneco, Inc.,
Term B Loan, 3 Month SOFR + 5.100%
8.756%(c)	11/17/28		300	291,969
				490,272
Insurance — 0.0%
Verisure Holding AB (PUBL) (Sweden),
Term Loan, 3 Month EURIBOR + 2.250%
4.281%(c)	11/03/32	EUR	200	230,264
Internet — 0.0%
Diamond Sports Net LLC,
First Lien Exit Term Loan
12.000%	01/02/28		97	16,086
Retail — 0.0%
EG Finco Ltd. (United Kingdom),
Term B Loan (EUR), 3 Month EURIBOR + 3.500%
5.392%(c)	02/10/31	EUR	1,400	1,595,568

Total Floating Rate and Other Loans (cost $2,483,311)				2,332,190
Residential Mortgage-Backed Securities — 0.0%
Connecticut Avenue Securities Trust,
Series 2025-R06, Class 1M1, 144A, 30 Day Average SOFR + 0.950% (Cap N/A, Floor 0.000%)
4.612%(c)	09/25/45		121	120,819
GS Mortgage-Backed Securities Trust,
Series 2025-RPL3, Class A1, 144A
4.100%(cc)	07/25/65		96	92,992
MFA Trust,
Series 2025-NQM05, Class A1A, 144A
5.186%(cc)	11/25/70		523	521,735
New Residential Mortgage Loan Trust,
Series 2026-NQM01, Class A1, 144A
4.824%(cc)	11/25/65		363	359,500
OBX Trust,
Series 2026-NQM02, Class A1A, 144A
4.818%(cc)	12/01/65		448	444,520

Total Residential Mortgage-Backed Securities (cost $1,547,806)				1,539,566
Sovereign Bonds — 1.2%
Bahrain Government International Bond (Bahrain),
Sr. Unsec’d. Notes, EMTN
5.625%	05/18/34		220	193,820
Bundesobligation (Germany),
Bonds, Series 192
2.200%	10/10/30	EUR	7,636	8,634,403
Bundesrepublik Deutschland Bundesanleihe (Germany),
Bonds
2.600%	08/15/35	EUR	1,975	2,210,581
2.900%	02/15/36	EUR	260	297,575

A23

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Bundesschatzanweisungen (Germany),
Bonds
2.000%	12/16/27	EUR	4,780	$5,467,570
2.100%	03/15/28	EUR	1,650	1,888,286
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.550%	01/27/32		900	797,400
Czech Republic Government Bond (Czech Republic),
Sr. Unsec’d. Notes, Series 154
4.500%	11/11/32	CZK	37,680	1,755,739
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
8.750%	01/29/34		200	196,350
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
7.650%	06/15/35		91	89,089
Export-Import Bank of India (India),
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	190,800
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
5.000%(cc)	07/03/35		200	170,000
Hungary Government Bond (Hungary),
Bonds, Series 35/A
7.000%	10/24/35	HUF	433,790	1,287,218
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series 10Y, 144A
3.650%	08/01/35	EUR	4,511	5,142,711
Sr. Unsec’d. Notes, Series 30Y, 144A
4.300%	10/01/54	EUR	2,860	3,175,103
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes, 144A
6.750%	02/25/41		200	175,000
Japan Government Thirty Year Bond (Japan),
Bonds, Series 85
2.300%	12/20/54	JPY	48,450	231,396
Bonds, Series 86
2.400%	03/20/55	JPY	438,250	2,139,514
Japan Government Twenty Year Bond (Japan),
Bonds, Series 186
1.500%	09/20/43	JPY	331,400	1,630,009
Korea Housing Finance Corp. (South Korea),
Covered Bonds
3.124%	03/18/29	EUR	500	576,989
Mexican Bonos (Mexico),
Bonds, Series M
7.500%	05/26/33	MXN	34,500	1,756,857
7.750%	05/29/31	MXN	43,210	2,294,653
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	21,000	1,071,064
New South Wales Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
4.750%	02/20/35	AUD	935	612,314
Republic of Poland Government Bond (Poland),
Bonds, Series 1035
5.000%	10/25/35	PLN	4,829	1,218,080
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds(continued)
Republic of South Africa Government Bond (South Africa),
Bonds, Series 2030
8.000%	01/31/30	ZAR	11,305	$660,722
Bonds, Series 2040
9.000%	01/31/40	ZAR	7,650	425,225
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes, Series 30Y
5.750%	09/30/49		245	189,875
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
4.000%	10/31/54	EUR	1,155	1,307,948
Suriname Government International Bond (Suriname),
Sr. Unsec’d. Notes, 144A
8.500%	11/06/35		200	206,800
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
2.250%	09/15/33	AUD	1,160	645,497
Turkiye Government International Bond (Turkey),
Sr. Unsec’d. Notes, Series 7Y
7.125%	02/12/32		370	370,555
United Kingdom Gilt (United Kingdom),
Bonds
4.125%	03/07/31	GBP	9,200	11,990,323
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	340,000

Total Sovereign Bonds (cost $61,165,791)				59,339,466
U.S. Government Agency Obligations — 0.3%
Federal Home Loan Mortgage Corp.
5.500%	07/01/53		1,182	1,191,472
6.000%	07/01/53		985	1,011,892
Federal National Mortgage Assoc.
2.500%	07/01/50		1,088	933,624
2.500%	08/01/51		1,320	1,130,446
3.000%	07/01/52		2,622	2,321,409
3.500%	05/01/52		2,054	1,892,985
5.000%	04/01/53		1,647	1,631,939
5.000%	01/01/56		405	399,241
5.500%	05/01/53		512	516,064
6.000%	09/01/52		177	182,239
6.000%	10/01/54		1,268	1,309,285

Total U.S. Government Agency Obligations (cost $12,397,191)				12,520,596
U.S. Treasury Obligations — 6.1%
U.S. Treasury Bonds
1.250%	05/15/50		350	166,086
1.875%	02/15/51		2,730	1,515,577
2.875%	05/15/52		4,265	2,957,511
3.250%	05/15/42		4,210	3,469,303
4.000%	11/15/42(h)		4,690	4,244,450
4.125%	08/15/44		3,090	2,802,727
4.500%	02/15/44		3,920	3,747,887
4.500%	11/15/54		614	573,610
4.625%	05/15/44		2,875	2,788,301

A24

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.750%	02/15/45	1,880	$1,847,394
4.750%	05/15/55	1,260	1,226,728
4.750%	08/15/55	377	367,378
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	04/15/27	3,231	3,213,198
0.125%	01/15/30	15,240	14,583,074
0.125%	07/15/30	3,964	3,772,911
0.125%	01/15/31	9,628	9,050,942
0.125%	07/15/31	4,727	4,415,402
0.125%	01/15/32	7,181	6,608,337
0.250%	07/15/29	916	890,332
0.250%	02/15/50	6,901	3,903,716
0.375%	01/15/27	3,548	3,554,739
0.500%	01/15/28	23,586	23,402,278
0.625%	07/15/32	714	673,889
0.625%	02/15/43	5,970	4,394,007
0.750%	02/15/42	4,750	3,657,195
0.875%	01/15/29	4,900	4,864,369
0.875%	02/15/47	1,044	740,265
1.000%	02/15/46	4,566	3,382,978
1.000%	02/15/48	940	674,530
1.125%	01/15/33	7,299	7,031,328
1.250%	04/15/28	439	440,881
1.375%	07/15/33	3,513	3,433,922
1.375%	02/15/44	1,430	1,181,031
1.500%	02/15/53	7,611	5,831,476
1.625%	04/15/30	8,756	8,844,304
1.750%	01/15/28	7,134	7,237,029
1.750%	01/15/34	10,708	10,661,644
1.875%	07/15/34	8,956	8,996,373
1.875%	07/15/35	4,974	4,950,222
1.875%	01/15/36	3,599	3,555,509
2.125%	04/15/29	11,593	11,901,740
2.125%	01/15/35	10,899	11,079,000
2.125%	02/15/41	713	689,323
2.125%	02/15/54	1,139	1,002,952
2.375%	02/15/55	1,191	1,105,134
2.500%	01/15/29	304	315,834
3.875%	04/15/29	3,977	4,289,335
U.S. Treasury Notes
0.750%	01/31/28	37,000	34,996,797
3.375%	02/29/28	13,264	13,160,893
3.500%	10/31/27	4,941	4,914,833
3.625%	10/31/30	8,140	8,035,070
3.625%	09/30/31	18,000	17,659,687
4.250%	08/15/35	3,355	3,342,943
U.S. Treasury Strips Coupon
2.302%(s)	08/15/40(k)	1,340	664,661
2.733%(s)	05/15/44(k)	3,935	1,560,860
4.327%(s)	05/15/43(k)	6,840	2,874,727
4.327%(s)	08/15/43	560	231,708
4.349%(s)	02/15/43	330	140,778
4.500%(s)	05/15/46	470	167,139
4.568%(s)	11/15/42	220	95,223
4.608%(s)	11/15/48	60	18,802
4.652%(s)	05/15/49	525	160,319
4.667%(s)	02/15/39(k)	1,785	970,643
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
4.775%(s)	11/15/41	590	$271,328
4.778%(s)	02/15/42	855	387,458
4.920%(s)	08/15/48	380	120,511
4.924%(s)	02/15/49	170	52,578
4.928%(s)	11/15/45	125	45,606
4.965%(s)	11/15/43	752	306,820
5.000%(s)	05/15/42	870	388,545
5.001%(s)	02/15/45	1,580	600,592

Total U.S. Treasury Obligations (cost $306,026,391)			301,204,672

Options Purchased*~ — 1.3%
(cost $72,787,590)	66,548,063

Total Long-Term Investments, BEFORE LONG-TERM OPTIONS WRITTEN—86.1% (cost $3,849,521,680)	4,287,767,816
Options Written*~ — (0.0)%
(premiums received $0)	(4,673)

TOTAL LONG-TERM INVESTMENTS, NET OF LONG-TERM OPTIONS WRITTEN—86.1% (cost $3,849,521,680)	4,287,763,143

	Shares
Short-Term Investments — 15.6%
Affiliated Mutual Funds — 12.2%
PGIM Core Ultra Short Bond Fund(wa)	468,582,625	468,582,625
PGIM Institutional Money Market Fund (7-day effective yield 3.829%) (cost $139,002,119; includes $138,430,363 of cash collateral for securities on loan)(b)(wa)	139,113,353	139,015,973

Total Affiliated Mutual Funds (cost $607,584,744)		607,598,598

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligations(n) — 3.4%
U.S. Treasury Bills
3.604%	07/16/26(h)	350	346,309
3.618%	06/16/26(k)	28,000	27,787,015
3.621%	06/23/26	3,760	3,729,038
3.637%	06/30/26	71,360	70,718,908
3.653%	04/23/26(h)	210	209,534
3.671%	04/07/26(k)	66,750	66,709,845

Total U.S. Treasury Obligations (cost $169,501,612)				169,500,649

A25

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Value
Options Purchased*~ — 0.0%
(cost $229,822)	$231,070

Total Short-Term Investments (cost $777,316,178)	777,330,317

TOTAL INVESTMENTS, BEFORE SHORT-TERM OPTIONS WRITTEN—101.7% (cost $4,626,837,858)	5,065,093,460

Options Written*~ — (0.0)%
(premiums received $260,169)	(358,130)

TOTAL INVESTMENTS, NET OF SHORT-TERM OPTIONS WRITTEN—101.7% (cost $4,626,577,689)	5,064,735,330

Liabilities in excess of other assets(z) — (1.7)%	(86,819,112)

Net Assets — 100.0%	$4,977,916,218

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ADR	American Depositary Receipt
BARC	Barclays Bank PLC
BBR	New Zealand Bank Bill Rate
BNP	BNP Paribas S.A.
BOA	Bank of America, N.A.
BTP	Buoni del Tesoro Poliennali
CDX	Credit Derivative Index
CITI	Citibank, N.A.
CLO	Collateralized Loan Obligation
CMS	Constant Maturity Swap
CORRA	Canadian Overnight Repo Rate Average
DAC	Designated Activity Company
DB	Deutsche Bank AG
EAFE	Europe, Australasia, Far East
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
GSI	Goldman Sachs International
HSBC	HSBC Bank PLC
iBoxx	Bond Market Indices
JPM	JPMorgan Chase Bank N.A.
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
ML	Merrill Lynch International
MSCI	Morgan Stanley Capital International
MSI	Morgan Stanley & Co. International PLC
MTN	Medium Term Note
N/A	Not Applicable
NYSE	New York Stock Exchange
OAT	Obligations Assimilables du Tresor
OTC	Over-the-counter
PIK	Payment-in-Kind
PRFC	Preference Shares
PRI	Primary Rate Interface
Q	Quarterly payment frequency for swaps
RBC	Royal Bank of Canada
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SPDR	Standard & Poor’s Depositary Receipts
SSB	State Street Bank & Trust Company
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TASE	Tel Aviv Stock Exchange
TD	The Toronto-Dominion Bank
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
TSX	Toronto Stock Exchange
UAG	UBS AG
ULSD	Ultra-Low Sulfur Diesel
UTS	Unit Trust Security
WBC	Westpac Banking Corp.
WTI	West Texas Intermediate
XAMS	Amsterdam Stock Exchange
XLON	London Stock Exchange
XNGS	NASDAQ Global Select Exchange

A26

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $137,373,037; cash collateral of $138,430,363 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2026.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2026. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(wa)	Represents investments in Funds affiliated with the Manager.
(x)	The following represents restricted securities that are acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law.
(x) Restricted Securities:
Issuer	Acquisition Date	Original Cost	Market Value	Percentage of Net Assets
Diamond Sports Group LLC*	01/02/25	$34,395	$2,470	0.0%
Diamond Sports Group LLC, expiring 06/30/26*	01/02/25	—	—	0.0
Digicel International Finance Ltd./DIFL US LLC (Jamaica), Sr. Sec’d. Notes, 144A, 8.625%, 08/01/32	08/13/25	204,500	202,960	0.0
Total		$238,895	$205,430	0.0%

(z) Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
MSCI EAFE ETF Index (FLEX)	Call	01/31/31	$105.00		13,000		1,300	$20,927,266
Russell 2000 Index (FLEX)	Call	01/31/31	$2,700.00		75		8	4,326,580
S&P 500 Index (FLEX)	Call	01/31/30	$6,100.00		135		14	22,662,552
S&P 500 Index (FLEX)	Call	01/31/31	$7,000.00		130		13	18,621,918
Total Exchange Traded (cost $72,781,980)								$66,538,316

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
2-Year 30 CMS Curve CAP	Call	BOA	05/13/26	1.30%		—		2,987	$—
2-Year 30 CMS Curve CAP	Call	CITI	05/13/26	1.30%		—		5,975	—
Currency Option EUR vs HUF	Call	CITI	04/14/26	500.00		—	EUR	352	1
Currency Option EUR vs USD	Call	MSI	04/14/26	1.25		—	EUR	705	2
Currency Option USD vs BRL	Call	DB	04/01/26	5.45		—		416	—
Currency Option USD vs BRL	Call	CITI	04/01/26	7.00		—		416	—
Currency Option USD vs BRL	Call	CITI	04/09/26	6.50		—		410	2
Currency Option USD vs CNH	Call	CITI	06/17/26	6.85		—		1,608	10,792
A27

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option USD vs COP	Call	JPM	04/09/26	4,700.00		—		410	$—
Currency Option USD vs COP	Call	CITI	04/28/26	4,500.00		—		395	13
Currency Option USD vs INR	Call	MSI	04/21/26	93.00		—		804	11,552
Currency Option USD vs INR	Call	MSI	04/21/26	94.25		—		804	6,078
Currency Option USD vs INR	Call	CITI	05/04/26	110.00		—		393	19
Currency Option USD vs KRW	Call	DB	04/09/26	1,700.00		—		820	43
Currency Option USD vs KRW	Call	CITI	04/21/26	1,750.00		—		1,399	200
Currency Option USD vs MXN	Call	CITI	04/23/26	23.00		—		397	23
Currency Option USD vs MXN	Call	MSI	04/23/26	23.00		—		395	23
Currency Option USD vs PLN	Call	MSI	06/11/26	3.76		—		816	10,292
Currency Option USD vs TRY	Call	BOA	04/10/26	99.00		—		820	69
Currency Option USD vs ZAR	Call	MSI	04/01/26	21.00		—		414	—
Currency Option USD vs ZAR	Call	CITI	04/23/26	23.00		—		793	29
Currency Option USD vs BRL	Put	CITI	04/14/26	4.60		—		405	—
Currency Option USD vs BRL	Put	CITI	04/16/26	4.60		—		402	—
Currency Option USD vs BRL	Put	MSI	04/22/26	4.60		—		400	1
Currency Option USD vs COP	Put	CITI	04/15/26	3,300.00		—		403	—
Currency Option USD vs COP	Put	MSI	05/04/26	3,200.00		—		1,181	15
Currency Option USD vs CZK	Put	MSI	05/04/26	19.00		—		393	2
Currency Option USD vs HUF	Put	CITI	06/11/26	260.00		—		816	12
Currency Option USD vs INR	Put	CITI	04/07/26	85.00		—		621	—
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		804	21
Currency Option USD vs INR	Put	MSI	04/21/26	88.00		—		804	21
Currency Option USD vs KRW	Put	CITI	04/21/26	1,455.00		—		1,399	2,447
Currency Option USD vs MXN	Put	MSI	04/16/26	16.00		—		806	1
Currency Option USD vs MXN	Put	CITI	04/28/26	16.00		—		394	1
Currency Option USD vs MXN	Put	MSI	04/28/26	16.00		—		396	1
Currency Option USD vs THB	Put	MSI	04/16/26	29.00		—		402	—
Currency Option USD vs TRY	Put	BARC	04/24/26	46.00		—		395	6,390
Currency Option USD vs TRY	Put	BOA	10/22/26	53.50		—		629	29,153
Currency Option USD vs TRY	Put	CITI	10/22/26	53.50		—		629	29,153
Total OTC Traded (cost $167,648)									$106,356

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	2.24%	2.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	4,240	$9,747
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.29%	3.29%(A)	1 Day SOFR(A)/ 3.680%		1,246	6,313
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	2.80%	3 Month EURIBOR(Q)/ 2.079%	2.80%(A)	EUR	4,680	14,166
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	10.29%	3 Month EURIBOR(Q)/ 2.079%	10.29%(A)	EUR	4,680	26
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	3.82%	1 Day SOFR(T)/ 3.680%	3.82%(T)		6,905	19,162
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	11.07%	1 Day SOFR(T)/ 3.680%	11.07%(T)		6,905	16
A28

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.21%	1 Day SOFR(A)/ 3.680%	3.21%(A)	7,590	$77,293
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	8.19%	1 Day SOFR(A)/ 3.680%	8.19%(A)	7,590	68
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.89%	1 Day SOFR(A)/ 3.680%	3.89%(A)	1,246	7,670
Total OTC Swaptions (cost $67,784)								$134,461
Total Options Purchased (cost $73,017,412)								$66,779,133
Options Written:
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Currency Option EUR vs HUF	Call	CITI	04/14/26	400.00		—	EUR	352	$(2,625)
Currency Option EUR vs USD	Call	MSI	04/14/26	1.17		—	EUR	705	(2,236)
Currency Option USD vs BRL	Call	CITI	04/01/26	5.45		—		416	—
Currency Option USD vs BRL	Call	CITI	04/09/26	5.29		—		410	(1,472)
Currency Option USD vs COP	Call	JPM	04/09/26	3,800.00		—		410	(316)
Currency Option USD vs COP	Call	CITI	04/28/26	3,800.00		—		395	(2,152)
Currency Option USD vs INR	Call	MSI	04/21/26	94.00		—		804	(6,944)
Currency Option USD vs INR	Call	MSI	04/21/26	96.00		—		804	(2,382)
Currency Option USD vs INR	Call	CITI	05/04/26	95.60		—		393	(2,228)
Currency Option USD vs KRW	Call	DB	04/09/26	1,480.00		—		820	(17,889)
Currency Option USD vs KRW	Call	CITI	04/21/26	1,470.00		—		1,399	(40,968)
Currency Option USD vs MXN	Call	MSI	04/23/26	17.85		—		395	(6,377)
Currency Option USD vs MXN	Call	CITI	04/23/26	18.25		—		397	(3,231)
Currency Option USD vs TRY	Call	BOA	04/10/26	45.50		—		820	(4,229)
Currency Option USD vs ZAR	Call	CITI	04/23/26	18.00		—		793	(3,041)
Currency Option USD vs BRL	Put	CITI	04/14/26	5.12		—		405	(1,480)
Currency Option USD vs BRL	Put	CITI	04/16/26	5.15		—		402	(2,402)
Currency Option USD vs BRL	Put	MSI	04/22/26	5.25		—		400	(7,205)
Currency Option USD vs COP	Put	CITI	04/15/26	3,700.00		—		403	(5,093)
Currency Option USD vs COP	Put	MSI	05/04/26	3,670.00		—		1,181	(14,082)
Currency Option USD vs CZK	Put	MSI	05/04/26	21.40		—		393	(5,795)
Currency Option USD vs HUF	Put	CITI	06/11/26	320.00		—		816	(8,912)
Currency Option USD vs INR	Put	CITI	04/07/26	91.25		—		621	(127)
Currency Option USD vs INR	Put	MSI	04/21/26	92.50		—		804	(2,189)
Currency Option USD vs INR	Put	MSI	04/21/26	93.50		—		804	(5,184)
Currency Option USD vs MXN	Put	MSI	04/16/26	17.70		—		806	(3,264)
Currency Option USD vs MXN	Put	MSI	04/28/26	17.70		—		396	(2,556)
Currency Option USD vs MXN	Put	CITI	04/28/26	18.00		—		394	(5,829)
Currency Option USD vs THB	Put	MSI	04/16/26	32.15		—		402	(1,827)
Currency Option USD vs TRY	Put	BOA	10/22/26	48.00		—		629	(2,786)
Currency Option USD vs TRY	Put	CITI	10/22/26	48.00		—		629	(2,786)
Total OTC Traded (premiums received $156,889)									$(167,607)

A29

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 02/07/29	Call	JPM	02/03/28	1.74%	3 Month EURIBOR(Q)/ 2.079%	1.74%(A)	EUR	4,240	$(4,673)
5-Year Interest Rate Swap, 08/13/31	Call	CITI	08/11/26	3.09%	1 Day SOFR(A)/ 3.680%	3.09%(A)		1,246	(3,866)
1-Year Interest Rate Swap, 09/23/27	Put	CITI	09/21/26	3.24%	3.24%(A)	3 Month EURIBOR(Q)/ 2.079%	EUR	9,360	(14,244)
1-Year Interest Rate Swap, 03/23/28	Put	JPM	03/19/27	4.27%	4.27%(T)	1 Day SOFR(T)/ 3.680%		13,810	(20,693)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.49%	3.49%(A)	1 Day SOFR(A)/ 3.680%		7,590	(52,078)
2-Year Interest Rate Swap, 11/06/28	Put	BNP	11/04/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		7,590	(38,278)
5-Year Interest Rate Swap, 08/13/31	Put	CITI	08/11/26	3.69%	3.69%(A)	1 Day SOFR(A)/ 3.680%		1,246	(11,957)
CDX.NA.HY.45.V2, 12/20/30	Put	MSI	04/15/26	$105.00	5.00%(Q)	CDX.NA.HY.45.V2(Q)		2,600	(18,921)
CDX.NA.IG.45.V1, 12/20/30	Put	RBC	04/15/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		12,720	(6,060)
CDX.NA.IG.45.V1, 12/20/30	Put	CITI	04/15/26	0.75%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		9,330	(2,966)
CDX.NA.IG.45.V1, 12/20/30	Put	GSI	05/20/26	0.70%	1.00%(Q)	CDX.NA.IG.45.V1(Q)		14,670	(21,460)
Total OTC Swaptions (premiums received $103,280)									$(195,196)
Total Options Written (premiums received $260,169)									$(362,803)
Financial Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
248	2 Year U.S. Treasury Notes	Jun. 2026	$51,446,437	$(389,140)
34	5 Year Canadian Government Bonds	Jun. 2026	2,773,819	(9,115)
1,312	5 Year U.S. Treasury Notes	Jun. 2026	141,931,753	(2,052,756)
122	10 Year Australian Treasury Bonds	Jun. 2026	9,070,056	(61,881)
51	10 Year Canadian Government Bonds	Jun. 2026	4,399,763	(1,301)
23	10 Year Euro-Bund	Jun. 2026	3,333,437	(93,065)
32	10 Year Korean Treasury Bonds	Jun. 2026	2,268,926	(26,533)
46	10 Year U.K. Gilt	Jun. 2026	5,345,147	(279,385)
1,040	10 Year U.S. Treasury Notes	Jun. 2026	115,488,755	(2,126,802)
212	10 Year U.S. Ultra Treasury Notes	Jun. 2026	24,065,314	(499,746)
112	20 Year U.S. Treasury Bonds	Jun. 2026	12,754,000	(392,005)
191	30 Year U.S. Ultra Treasury Bonds	Jun. 2026	22,263,438	(631,868)
20	Euro Schatz Index	Jun. 2026	2,444,623	(20,135)
13	Euro-BTP Italian Government Bond	Jun. 2026	1,747,229	(15,997)
35	Euro-OAT	Jun. 2026	4,801,574	(117,319)
130	Mini MSCI EAFE Index	Jun. 2026	18,857,150	(285,194)
39	Mini MSCI Emerging Markets Index	Jun. 2026	2,836,470	(104,008)
A30

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Financial Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
44	Russell 2000 E-Mini Index	Jun. 2026	$5,526,840	$(20,938)
205	S&P 500 E-Mini Index	Jun. 2026	67,350,188	(1,896,451)
71	Short Euro-BTP	Jun. 2026	8,686,617	(65,155)
				(9,088,794)
Short Positions:
84	2 Year U.S. Treasury Notes	Jun. 2026	17,425,406	48,955
43	5 Year Euro-Bobl	Jun. 2026	5,737,050	90,222
104	5 Year U.S. Treasury Notes	Jun. 2026	11,250,688	92,179
12	10 Year Euro-Bund	Jun. 2026	1,739,184	25,105
28	10 Year U.S. Ultra Treasury Notes	Jun. 2026	3,178,438	54,820
29	20 Year U.S. Treasury Bonds	Jun. 2026	3,302,375	33,512
24	30 Year Euro Buxl	Jun. 2026	3,058,657	31,624
				376,417
				$(8,712,377)

Commodity Futures contracts outstanding at March 31, 2026:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
212	Brent Crude	Jul. 2026	$20,388,040	$4,263,589
44	Cocoa	May 2026	1,452,000	(410,430)
50	Coffee ’C’	May 2026	5,594,063	(57,390)
55	Copper	May 2026	7,719,250	(473,228)
293	Corn	May 2026	6,706,038	313,992
41	Gasoline RBOB	May 2026	5,517,116	1,701,230
53	Gold 100 OZ	Jun. 2026	24,796,580	(2,772,150)
103	Hard Red Winter Wheat	May 2026	3,272,825	456,333
114	Lean Hogs	Jun. 2026	4,790,280	(200,865)
68	Live Cattle	Jun. 2026	6,617,080	254,851
29	LME Lead	May 2026	1,366,263	(65,499)
39	LME Nickel	May 2026	3,984,306	(31,073)
92	LME PRI Aluminum	May 2026	8,059,292	791,898
46	LME Zinc	May 2026	3,727,081	(67,786)
77	Low Sulphur Gas Oil	May 2026	9,542,225	4,213,710
413	Natural Gas	May 2026	11,910,920	(1,267,141)
164	No. 2 Soft Red Winter Wheat	May 2026	5,053,250	460,648
39	NY Harbor ULSD	May 2026	6,738,404	2,195,260
16	Silver	May 2026	5,993,520	(953,127)
127	Soybean	May 2026	7,435,850	460,678
147	Soybean Meal	May 2026	4,651,080	298,898
127	Soybean Oil	May 2026	5,248,656	817,914
254	Sugar #11 (World)	May 2026	4,415,130	406,386
204	WTI Crude	May 2026	20,681,520	7,571,777
				17,908,475
Short Positions:
1	LME Lead	May 2026	47,113	1,958
10	LME Nickel	May 2026	1,021,617	15,486
14	LME PRI Aluminum	May 2026	1,226,414	(139,597)
A31

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Commodity Futures contracts outstanding at March 31, 2026 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
17	LME Zinc	May 2026	$1,377,400	$10,511
				(111,642)
				$17,796,833
Bond forward contract outstanding at March 31, 2026:
Purchase Bond Forwards	Counterparty	Settlement Date	Notional Amount (000)#	Strike Price	Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Bond Forward Contract:
U.S. Treasury Bond
4.750%, 11/15/43	BNP	07/29/26	11,665	$99.35	$11,589,522	$11,491,320	$—	$(98,202)
Forward foreign currency exchange contracts outstanding at March 31, 2026:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	CITI	AUD	534	$371,057	$368,362	$—	$(2,695)
Expiring 04/15/26	CITI	AUD	211	142,343	145,758	3,415	—
Expiring 04/15/26	GSI	AUD	1,358	907,386	936,910	29,524	—
Expiring 04/15/26	GSI	AUD	129	87,439	89,124	1,685	—
Expiring 04/15/26	MSI	AUD	239	160,541	164,797	4,256	—
Expiring 04/15/26	MSI	AUD	149	105,155	102,782	—	(2,373)
Expiring 04/28/26	BARC	AUD	295	207,163	203,652	—	(3,511)
Expiring 04/28/26	BNP	AUD	473	324,156	326,515	2,359	—
Expiring 04/28/26	GSI	AUD	4,038	2,844,194	2,785,266	—	(58,928)
Expiring 04/28/26	MSI	AUD	392	276,352	270,579	—	(5,773)
Brazilian Real,
Expiring 04/02/26	GSI	BRL	16,438	3,165,094	3,172,218	7,124	—
Expiring 05/05/26	DB	BRL	7,130	1,353,519	1,366,896	13,377	—
Expiring 05/05/26	DB	BRL	2,109	397,000	404,272	7,272	—
Expiring 05/05/26	RBC	BRL	7,130	1,355,809	1,366,894	11,085	—
British Pound,
Expiring 04/02/26	UAG	GBP	1,762	2,361,700	2,332,262	—	(29,438)
Expiring 04/28/26	BARC	GBP	316	416,328	417,871	1,543	—
Expiring 04/28/26	BARC	GBP	13	18,098	17,793	—	(305)
Expiring 04/28/26	CITI	GBP	43	57,395	56,884	—	(511)
Expiring 04/28/26	CITI	GBP	29	38,953	38,673	—	(280)
Expiring 04/28/26	CITI	GBP	28	37,067	36,509	—	(558)
Expiring 04/28/26	CITI	GBP	27	36,004	35,651	—	(353)
Expiring 04/28/26	GSI	GBP	151	200,077	199,584	—	(493)
Expiring 04/28/26	HSBC	GBP	93	123,337	123,000	—	(337)
Expiring 06/17/26	GSI	GBP	1,019	1,356,328	1,348,561	—	(7,767)
Expiring 06/17/26	MSI	GBP	345	460,623	456,401	—	(4,222)
Expiring 06/17/26	MSI	GBP	127	169,928	168,322	—	(1,606)
Expiring 06/17/26	MSI	GBP	106	143,215	140,797	—	(2,418)
Expiring 06/17/26	MSI	GBP	95	126,301	125,845	—	(456)
Expiring 06/17/26	WBC	GBP	949	1,256,652	1,256,196	—	(456)
Canadian Dollar,
Expiring 04/15/26	CITI	CAD	48	34,979	34,600	—	(379)
Expiring 04/15/26	CITI	CAD	29	21,169	20,573	—	(596)
A32

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Canadian Dollar (cont’d.),
Expiring 04/15/26	MSI	CAD	52	$37,773	$37,549	$—	$(224)
Expiring 04/15/26	WBC	CAD	32	23,545	23,306	—	(239)
Expiring 04/28/26	BNP	CAD	7,346	5,423,267	5,287,461	—	(135,806)
Expiring 04/28/26	CITI	CAD	77	56,346	55,463	—	(883)
Chilean Peso,
Expiring 06/17/26	CITI	CLP	389,733	418,000	421,042	3,042	—
Chinese Renminbi,
Expiring 04/28/26	BNP	CNH	8,426	1,226,881	1,226,061	—	(820)
Expiring 05/13/26	MSI	CNH	5,575	808,822	811,942	3,120	—
Expiring 06/17/26	BOA	CNH	1,383	201,000	201,865	865	—
Expiring 06/17/26	HSBC	CNH	1,758	257,000	256,656	—	(344)
Colombian Peso,
Expiring 06/17/26	BOA	COP	1,499,263	397,000	400,813	3,813	—
Expiring 06/17/26	JPM	COP	2,567,222	672,294	686,322	14,028	—
Czech Koruna,
Expiring 04/22/26	BNP	CZK	9,313	453,000	438,709	—	(14,291)
Expiring 04/22/26	BOA	CZK	6,892	330,000	324,670	—	(5,330)
Expiring 04/22/26	GSI	CZK	6,252	304,000	294,519	—	(9,481)
Expiring 04/22/26	JPM	CZK	9,341	455,000	440,016	—	(14,984)
Expiring 06/17/26	CITI	CZK	7,544	352,932	355,570	2,638	—
Danish Krone,
Expiring 06/17/26	CITI	DKK	2,344	365,540	364,193	—	(1,347)
Expiring 06/17/26	CITI	DKK	1,424	219,298	221,228	1,930	—
Expiring 06/17/26	GSI	DKK	397	61,157	61,704	547	—
Euro,
Expiring 04/02/26	BNP	EUR	3,180	3,651,480	3,675,593	24,113	—
Expiring 04/02/26	MSI	EUR	3,193	3,697,782	3,691,543	—	(6,239)
Expiring 04/02/26	MSI	EUR	1,157	1,364,808	1,337,268	—	(27,540)
Expiring 04/02/26	UAG	EUR	14,327	16,602,076	16,561,354	—	(40,722)
Expiring 04/28/26	BARC	EUR	1,018	1,174,775	1,178,699	3,924	—
Expiring 04/28/26	BARC	EUR	339	391,591	392,731	1,140	—
Expiring 04/28/26	BARC	EUR	186	216,133	215,187	—	(946)
Expiring 04/28/26	CITI	EUR	856	994,072	990,787	—	(3,285)
Expiring 04/28/26	CITI	EUR	93	107,255	108,159	904	—
Expiring 04/28/26	GSI	EUR	1,642	1,917,952	1,900,782	—	(17,170)
Expiring 04/28/26	GSI	EUR	574	666,776	664,223	—	(2,553)
Expiring 04/28/26	HSBC	EUR	3,510	4,095,292	4,062,758	—	(32,534)
Expiring 04/28/26	HSBC	EUR	218	252,827	252,482	—	(345)
Expiring 04/28/26	HSBC	EUR	156	181,211	180,998	—	(213)
Expiring 05/12/26	BARC	EUR	1,939	2,236,773	2,246,220	9,447	—
Expiring 06/17/26	MSI	EUR	7,666	8,861,283	8,892,411	31,128	—
Expiring 06/17/26	MSI	EUR	622	718,638	721,150	2,512	—
Expiring 06/17/26	MSI	EUR	256	297,838	296,719	—	(1,119)
Hong Kong Dollar,
Expiring 05/13/26	GSI	HKD	19,376	2,486,719	2,477,055	—	(9,664)
Indian Rupee,
Expiring 06/17/26	CITI	INR	15,197	163,137	160,096	—	(3,041)
Expiring 06/17/26	HSBC	INR	23,047	240,000	242,802	2,802	—
Israeli Shekel,
Expiring 04/15/26	MSI	ILS	4,277	1,363,134	1,361,251	—	(1,883)
Japanese Yen,
Expiring 04/28/26	BARC	JPY	30,890	194,603	195,179	576	—
Expiring 04/28/26	BARC	JPY	6,325	40,157	39,962	—	(195)
Expiring 04/28/26	GSI	JPY	52,206	331,099	329,864	—	(1,235)
Expiring 04/28/26	HSBC	JPY	111,820	712,689	706,532	—	(6,157)
A33

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Japanese Yen (cont’d.),
Expiring 04/28/26	HSBC	JPY	9,000	$56,554	$56,866	$312	$—
Expiring 04/28/26	HSBC	JPY	8,651	54,253	54,662	409	—
Expiring 05/13/26	GSI	JPY	295,410	1,897,957	1,868,611	—	(29,346)
Expiring 05/13/26	MSI	JPY	876,271	5,629,815	5,542,829	—	(86,986)
Mexican Peso,
Expiring 04/28/26	CITI	MXN	33,547	1,903,754	1,867,333	—	(36,421)
Expiring 06/17/26	BARC	MXN	7,234	410,000	400,875	—	(9,125)
Expiring 06/17/26	JPM	MXN	13,113	742,534	726,695	—	(15,839)
New Taiwanese Dollar,
Expiring 06/17/26	MSI	TWD	39,427	1,238,992	1,226,784	—	(12,208)
Expiring 06/17/26	MSI	TWD	13,508	425,000	420,303	—	(4,697)
Expiring 06/17/26	SCB	TWD	19,638	617,000	611,063	—	(5,937)
New Zealand Dollar,
Expiring 04/15/26	MSI	NZD	472	272,834	271,144	—	(1,690)
Expiring 04/28/26	CITI	NZD	7,080	4,134,887	4,072,756	—	(62,131)
Norwegian Krone,
Expiring 06/17/26	CITI	NOK	274	28,067	28,237	170	—
Expiring 06/17/26	MSI	NOK	9,836	1,016,761	1,015,182	—	(1,579)
Philippine Peso,
Expiring 06/17/26	BOA	PHP	16,304	272,000	267,644	—	(4,356)
Expiring 06/17/26	HSBC	PHP	39,295	652,000	645,081	—	(6,919)
Polish Zloty,
Expiring 04/22/26	BARC	PLN	2,005	564,900	540,131	—	(24,769)
Expiring 04/22/26	TD	PLN	863	242,100	232,504	—	(9,596)
Expiring 04/28/26	HSBC	PLN	1,775	477,718	478,254	536	—
Singapore Dollar,
Expiring 05/13/26	CITI	SGD	2,337	1,850,011	1,823,470	—	(26,541)
Expiring 05/13/26	WBC	SGD	409	323,612	318,957	—	(4,655)
Expiring 06/17/26	BOA	SGD	335	264,000	261,869	—	(2,131)
South African Rand,
Expiring 04/28/26	BNP	ZAR	46,672	2,772,087	2,752,102	—	(19,985)
Expiring 06/17/26	BARC	ZAR	6,688	392,359	392,913	554	—
South Korean Won,
Expiring 05/13/26	MSI	KRW	1,056,976	724,967	703,456	—	(21,511)
Swedish Krona,
Expiring 04/28/26	BNP	SEK	755	80,768	79,912	—	(856)
Expiring 06/17/26	CITI	SEK	32,440	3,460,644	3,440,277	—	(20,367)
Expiring 06/17/26	GSI	SEK	2,105	224,563	223,244	—	(1,319)
Expiring 06/17/26	MSI	SEK	3,252	349,683	344,829	—	(4,854)
Swiss Franc,
Expiring 06/17/26	GSI	CHF	7,255	9,278,187	9,150,650	—	(127,537)
Expiring 06/17/26	MSI	CHF	145	185,326	182,261	—	(3,065)
Thai Baht,
Expiring 06/17/26	GSI	THB	8,750	267,000	267,007	7	—
Turkish Lira,
Expiring 04/13/26	GSI	TRY	27,497	598,544	608,767	10,223	—
Expiring 04/13/26	UAG	TRY	36,227	793,233	802,049	8,816	—
Expiring 04/28/26	BARC	TRY	10,956	237,969	237,436	—	(533)
Expiring 04/28/26	CITI	TRY	85,015	1,841,178	1,842,344	1,166	—
				$127,859,574	$127,062,938	210,362	(1,006,998)

A34

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 04/15/26	CITI	AUD	1,190	$795,164	$820,952	$—	$(25,788)
Expiring 04/15/26	WBC	AUD	583	389,648	402,302	—	(12,654)
Expiring 04/28/26	GSI	AUD	2,667	1,877,123	1,839,556	37,567	—
Expiring 04/28/26	HSBC	AUD	546	387,734	376,237	11,497	—
Expiring 04/28/26	MSI	AUD	3,966	2,797,553	2,735,656	61,897	—
Brazilian Real,
Expiring 04/02/26	CITI	BRL	2,177	410,000	420,151	—	(10,151)
Expiring 04/02/26	DB	BRL	7,130	1,362,025	1,376,032	—	(14,007)
Expiring 04/02/26	RBC	BRL	7,130	1,364,371	1,376,034	—	(11,663)
British Pound,
Expiring 04/02/26	CITI	GBP	1,762	2,381,565	2,332,263	49,302	—
Expiring 04/28/26	BARC	GBP	40	53,082	52,969	113	—
Expiring 04/28/26	BARC	GBP	24	31,492	31,312	180	—
Expiring 04/28/26	BNP	GBP	26	35,125	34,838	287	—
Expiring 04/28/26	BNP	GBP	22	29,954	29,713	241	—
Expiring 04/28/26	CITI	GBP	10,130	13,437,033	13,407,086	29,947	—
Expiring 04/28/26	CITI	GBP	30	40,191	39,991	200	—
Expiring 04/28/26	CITI	GBP	10	13,962	13,856	106	—
Expiring 04/28/26	HSBC	GBP	57	76,052	75,878	174	—
Expiring 04/28/26	HSBC	GBP	36	47,816	47,255	561	—
Expiring 04/28/26	HSBC	GBP	27	35,592	35,326	266	—
Expiring 04/28/26	HSBC	GBP	23	30,590	30,269	321	—
Expiring 05/12/26	UAG	GBP	1,762	2,361,524	2,332,094	29,430	—
Expiring 06/17/26	CITI	GBP	492	651,023	650,793	230	—
Expiring 06/17/26	GSI	GBP	6,155	8,147,426	8,144,698	2,728	—
Expiring 06/17/26	MSI	GBP	2,294	3,057,247	3,036,150	21,097	—
Canadian Dollar,
Expiring 04/15/26	CITI	CAD	2,445	1,767,208	1,758,697	8,511	—
Expiring 04/15/26	CITI	CAD	618	444,013	444,835	—	(822)
Expiring 04/15/26	CITI	CAD	432	318,573	310,536	8,037	—
Expiring 04/15/26	CITI	CAD	432	316,287	310,751	5,536	—
Expiring 04/15/26	GSI	CAD	499	360,900	359,163	1,737	—
Expiring 04/28/26	BARC	CAD	51	37,699	37,035	664	—
Expiring 04/28/26	GSI	CAD	10,786	7,893,317	7,763,018	130,299	—
Expiring 04/28/26	HSBC	CAD	59	43,241	42,734	507	—
Expiring 04/28/26	HSBC	CAD	21	15,663	15,387	276	—
Chilean Peso,
Expiring 06/17/26	CITI	CLP	466,090	520,393	503,534	16,859	—
Chinese Renminbi,
Expiring 05/13/26	GSI	CNH	5,325	772,529	775,544	—	(3,015)
Expiring 06/17/26	BNP	CNH	32,464	4,749,415	4,738,980	10,435	—
Colombian Peso,
Expiring 04/06/26	CITI	COP	1,622,400	415,999	440,946	—	(24,947)
Expiring 04/06/26	CITI	COP	1,563,750	416,999	425,006	—	(8,007)
Expiring 04/06/26	CITI	COP	1,532,475	416,999	416,506	493	—
Czech Koruna,
Expiring 04/22/26	BARC	CZK	12,472	593,000	587,512	5,488	—
Expiring 04/22/26	CITI	CZK	4,621	226,000	217,690	8,310	—
Expiring 04/22/26	DB	CZK	8,819	421,000	415,427	5,573	—
Expiring 04/22/26	TD	CZK	72,003	3,466,659	3,391,870	74,789	—
Expiring 04/28/26	MSI	CZK	32,659	1,533,932	1,538,608	—	(4,676)
Expiring 06/17/26	MSI	CZK	7,560	356,369	356,319	50	—
Danish Krone,
Expiring 06/17/26	MSI	DKK	6,114	946,622	949,847	—	(3,225)
Expiring 06/17/26	MSI	DKK	3,599	557,316	559,121	—	(1,805)
A35

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Danish Krone (cont’d.),
Expiring 06/17/26	MSI	DKK	3,046	$472,244	$473,215	$—	$(971)
Expiring 06/17/26	MSI	DKK	1,951	302,560	303,049	—	(489)
Euro,
Expiring 04/02/26	SSB	EUR	21,857	25,830,397	25,265,759	564,638	—
Expiring 04/22/26	BOA	EUR	703	816,000	813,382	2,618	—
Expiring 04/22/26	CITI	EUR	1,802	2,138,000	2,084,775	53,225	—
Expiring 04/22/26	CITI	EUR	632	729,000	731,552	—	(2,552)
Expiring 04/22/26	CITI	EUR	352	403,000	407,262	—	(4,262)
Expiring 04/22/26	CITI	EUR	350	402,628	404,995	—	(2,367)
Expiring 04/22/26	DB	EUR	2,527	2,958,774	2,923,832	34,942	—
Expiring 04/22/26	MSI	EUR	293	347,000	339,087	7,913	—
Expiring 04/22/26	SSB	EUR	2,948	3,441,712	3,411,140	30,572	—
Expiring 04/22/26	UAG	EUR	2,948	3,440,281	3,411,138	29,143	—
Expiring 04/28/26	BARC	EUR	1,842	2,118,530	2,132,501	—	(13,971)
Expiring 04/28/26	CITI	EUR	235	270,631	272,121	—	(1,490)
Expiring 04/28/26	GSI	EUR	1,648	1,893,389	1,907,063	—	(13,674)
Expiring 04/28/26	HSBC	EUR	50,922	58,571,251	58,941,279	—	(370,028)
Expiring 04/28/26	HSBC	EUR	184	214,195	213,297	898	—
Expiring 04/28/26	MSI	EUR	1,503	1,740,824	1,739,408	1,416	—
Expiring 05/12/26	UAG	EUR	14,327	16,633,996	16,593,431	40,565	—
Expiring 06/17/26	CITI	EUR	1,790	2,057,083	2,075,874	—	(18,791)
Expiring 06/17/26	GSI	EUR	3,537	4,065,720	4,102,914	—	(37,194)
Expiring 06/17/26	GSI	EUR	316	366,438	366,782	—	(344)
Expiring 06/17/26	MSI	EUR	1,054	1,220,247	1,222,952	—	(2,705)
Expiring 06/17/26	WBC	EUR	4,213	4,842,986	4,887,282	—	(44,296)
Hungarian Forint,
Expiring 04/22/26	BOA	HUF	22,498	66,000	67,542	—	(1,542)
Expiring 04/28/26	CITI	HUF	440,623	1,291,654	1,322,210	—	(30,556)
Indian Rupee,
Expiring 06/17/26	BOA	INR	22,660	239,000	238,719	281	—
Japanese Yen,
Expiring 04/28/26	BARC	JPY	4,020	25,342	25,398	—	(56)
Expiring 04/28/26	BNP	JPY	650,087	4,096,312	4,107,574	—	(11,262)
Expiring 04/28/26	HSBC	JPY	23,581	148,723	148,993	—	(270)
Expiring 04/28/26	HSBC	JPY	10,905	68,432	68,902	—	(470)
Expiring 04/28/26	HSBC	JPY	5,480	34,854	34,627	227	—
Expiring 04/28/26	HSBC	JPY	5,224	33,048	33,010	38	—
Expiring 05/13/26	CITI	JPY	100,892	648,066	638,191	9,875	—
Expiring 05/13/26	GSI	JPY	53,730	340,964	339,868	1,096	—
Expiring 05/13/26	WBC	JPY	338,292	2,173,384	2,139,855	33,529	—
Mexican Peso,
Expiring 04/28/26	CITI	MXN	33,736	1,885,495	1,877,876	7,619	—
Expiring 04/28/26	HSBC	MXN	25,084	1,403,215	1,396,255	6,960	—
Expiring 06/17/26	JPM	MXN	4,534	249,000	251,243	—	(2,243)
Expiring 06/17/26	MSI	MXN	4,412	247,000	244,497	2,503	—
New Zealand Dollar,
Expiring 04/28/26	CITI	NZD	124	72,888	71,194	1,694	—
Polish Zloty,
Expiring 04/22/26	BARC	PLN	3,575	989,433	963,057	26,376	—
Expiring 04/22/26	JPM	PLN	1,504	403,000	405,230	—	(2,230)
Expiring 04/28/26	HSBC	PLN	4,754	1,290,203	1,280,630	9,573	—
Singapore Dollar,
Expiring 04/28/26	GSI	SGD	2,563	2,008,990	1,997,345	11,645	—
Expiring 06/17/26	MSI	SGD	5,447	4,311,733	4,259,915	51,818	—
A36

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2026 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
South African Rand,
Expiring 04/28/26	MSI	ZAR	15,907	$942,747	$937,995	$4,752	$—
Expiring 06/17/26	GSI	ZAR	7,076	433,462	415,724	17,738	—
Expiring 06/17/26	SCB	ZAR	3,402	203,000	199,871	3,129	—
South Korean Won,
Expiring 05/13/26	GSI	KRW	1,058,496	725,942	704,468	21,474	—
Expiring 06/17/26	CITI	KRW	375,218	254,466	249,988	4,478	—
Swedish Krona,
Expiring 04/28/26	BARC	SEK	6,151	663,404	650,759	12,645	—
Expiring 06/17/26	GSI	SEK	3,779	406,897	400,770	6,127	—
Swiss Franc,
Expiring 04/28/26	BNP	CHF	3,112	3,973,509	3,904,930	68,579	—
Expiring 06/17/26	CITI	CHF	143	182,479	179,990	2,489	—
Expiring 06/17/26	MSI	CHF	392	500,301	494,060	6,241	—
Expiring 06/17/26	WBC	CHF	1,093	1,397,350	1,378,248	19,102	—
Thai Baht,
Expiring 06/17/26	HSBC	THB	107,868	3,438,967	3,291,529	147,438	—
Expiring 06/17/26	HSBC	THB	19,659	621,000	599,881	21,119	—
Turkish Lira,
Expiring 04/13/26	BARC	TRY	36,383	801,767	805,512	—	(3,745)
Expiring 04/13/26	UAG	TRY	30,138	662,014	667,242	—	(5,228)
Expiring 04/28/26	BARC	TRY	10,274	223,279	222,651	628	—
Expiring 04/28/26	BARC	TRY	5,167	112,101	111,974	127	—
				$239,249,732	$238,152,290	1,788,938	(691,496)
						$1,999,300	$(1,698,494)
Cross currency exchange contracts outstanding at March 31, 2026:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
04/22/26	Buy	CZK	20,158	EUR	826	$—	$(6,172)	BOA
04/28/26	Buy	AUD	473	JPY	51,842	—	(1,048)	CITI
04/28/26	Buy	AUD	939	NZD	1,122	2,123	—	BARC
04/28/26	Buy	CAD	447	GBP	243	—	(112)	CITI
04/28/26	Buy	CAD	447	GBP	243	402	—	GSI
04/28/26	Buy	CAD	900	EUR	564	—	(5,135)	CITI
04/28/26	Buy	CHF	257	EUR	282	—	(3,297)	BNP
04/28/26	Buy	CHF	514	EUR	562	—	(4,998)	GSI
04/28/26	Buy	EUR	205	PLN	880	376	—	MSI
04/28/26	Buy	EUR	568	AUD	945	6,126	—	GSI
04/28/26	Buy	EUR	574	GBP	497	7,438	—	GSI
04/28/26	Buy	EUR	574	GBP	498	6,066	—	GSI
04/28/26	Buy	EUR	576	CAD	909	13,007	—	CITI
04/28/26	Buy	GBP	493	JPY	104,765	—	(9,059)	GSI
04/28/26	Buy	GBP	497	CAD	907	5,358	—	GSI
04/28/26	Buy	JPY	17,809	AUD	159	2,738	—	BNP
04/28/26	Buy	JPY	34,927	AUD	312	5,527	—	GSI
04/28/26	Buy	JPY	51,584	GBP	243	4,265	—	GSI
04/28/26	Buy	JPY	52,291	GBP	249	1,436	—	MSI
04/28/26	Buy	JPY	52,389	GBP	249	2,066	—	GSI
04/28/26	Buy	JPY	52,719	AUD	471	8,159	—	GSI
04/28/26	Buy	NZD	562	JPY	52,099	—	(5,972)	CITI
04/28/26	Buy	SEK	6,157	EUR	568	—	(6,578)	BARC
A37

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Cross currency exchange contracts outstanding at March 31, 2026 (continued):
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts (cont’d.):
04/28/26	Buy	SEK	6,209	EUR	577	$—	$(10,568)	BNP
04/28/26	Buy	SEK	17,453	EUR	1,611	—	(18,037)	BARC
04/28/26	Buy	TRY	26,649	EUR	479	23,194	—	HSBC
						$88,281	$(70,976)
Credit default swap agreements outstanding at March 31, 2026:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at March 31, 2026(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
SoftBank Group Corp.	06/20/26	1.000%(Q)		785	1.662%	$(894)	$(865)	$(29)	GSI
U.S. Treasury Notes	06/20/26	0.250%(Q)	EUR	200	0.174%	59	68	(9)	BARC
						$(835)	$(797)	$(38)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2026(4)	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Sell Protection(2):
CDX.NA.HY.45.V2	12/20/30	5.000%(Q)	2,168	3.649%	$128,889	$117,789	$(11,100)
CDX.NA.HY.46.V1	06/20/31	5.000%(Q)	375	3.857%	13,944	18,592	4,648
CDX.NA.IG.46.V1	06/20/31	1.000%(Q)	28,765	0.631%	467,629	506,099	38,470
					$610,462	$642,480	$32,018
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A38

AST MULTI-ASSET DIVERSIFIED PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2026 (unaudited)
Interest rate swap agreements outstanding at March 31, 2026:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2026	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
CAD	2,180	05/20/36	3.010%(S)	1 Day CORRA(2)(S)/ 2.270%	$—	$(29,249)	$(29,249)
CHF	600	02/23/36	0.480%(A)	3 Month SARON(2)(A)/ (0.040)%	—	(4,025)	(4,025)
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)/ 3.730%	(144,600)	109,135	253,735
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)/ 3.730%	(94,015)	183,513	277,528
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)/ 3.730%	(10,753)	53,585	64,338
GBP	680	02/19/46	4.423%(A)	1 Day SONIA(2)(A)/ 3.730%	(17)	(39,215)	(39,198)
JPY	170,000	02/24/46	2.530%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(39,335)	(39,335)
JPY	130,000	03/02/46	2.569%(A)	1 Day TONAR(2)(A)/ 0.727%	—	(25,394)	(25,394)
MXN	34,205	02/28/31	7.348%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(62,104)	(62,104)
MXN	20,110	02/25/33	7.566%(M)	28 Day Mexican Interbank Rate(2)(M)/ 7.057%	—	(44,810)	(44,810)
NZD	2,705	02/23/36	4.014%(S)	3 Month BBR(2)(Q)/ 2.540%	—	(40,500)	(40,500)
	23,000	05/11/26	4.750%(A)	1 Day SOFR(2)(A)/ 3.680%	12,376	121,093	108,717
	30,855	05/17/26	4.669%(A)	1 Day SOFR(1)(A)/ 3.680%	—	(141,293)	(141,293)
	15,925	08/27/26	3.809%(T)	1 Day SOFR(2)(T)/ 3.680%	—	(30,664)	(30,664)
	4,910	09/25/26	4.699%(A)	1 Day SOFR(1)(A)/ 3.680%	908	(38,932)	(39,840)
	13,090	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 3.680%	1,816	137,248	135,432
	8,145	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 3.680%	(8,660)	(159,107)	(150,447)
	2,241	05/26/36	3.672%(A)	1 Day SOFR(1)(A)/ 3.680%	—	34,973	34,973
	10,670	12/20/44	3.995%(A)	1 Day SOFR(2)(A)/ 3.680%	—	(185,980)	(185,980)
	3,900	12/16/49	3.805%(A)	1 Day SOFR(2)(A)/ 3.680%	(26,731)	(204,565)	(177,834)
	1,745	11/15/52	3.927%(A)	1 Day SOFR(1)(A)/ 3.680%	—	59,415	59,415
	1,275	05/11/54	1.350%(A)	1 Day SOFR(1)(A)/ 3.680%	581,995	624,484	42,489
	8,040	12/14/54	3.136%(A)	1 Day SOFR(1)(A)/ 3.680%	117,583	282,855	165,272
	3,450	12/16/54	3.719%(A)	1 Day SOFR(1)(A)/ 3.680%	26,742	234,670	207,928
	8,130	12/20/54	3.825%(A)	1 Day SOFR(1)(A)/ 3.680%	—	405,136	405,136
	4,240	01/15/55	4.130%(A)	1 Day SOFR(1)(A)/ 3.680%	(77,683)	(9,610)	68,073
					$378,961	$1,191,324	$812,363

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.

Total return swap agreement outstanding at March 31, 2026:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreement:
Bloomberg Commodity Total Return Index(Q)	3 Month U.S. Treasury Bill +8bps(Q)/ 3.700%	ML	04/07/27	33,240	$—	$—	$—
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A39